UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following nine semi-annual reports to shareholders for the period ended April 30, 2022:

•Fundamental Large Cap Core Fund

•Infrastructure Fund

•Disciplined Value International Fund

•Small Cap Core Fund

•ESG Large Cap Core Fund

•ESG International Equity Fund

•Global Thematic Opportunities Fund

•International Dynamic Growth Fund

•Global Environmental Opportunities Fund

Semiannual report
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
22	Notes to financial statements
30	Statement regarding liquidity risk management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Amazon.com, Inc.	8.0
Apple, Inc.	7.7
Alphabet, Inc., Class A	6.1
Anheuser-Busch InBev SA/NV, ADR	4.7
Morgan Stanley	4.6
Lennar Corp., A Shares	4.5
Meta Platforms, Inc., Class A	3.8
UnitedHealth Group, Inc.	3.6
Workday, Inc., Class A	3.5
CarMax, Inc.	3.5
TOTAL	50.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-11.86	10.01	11.76	-19.58	61.15	204.08
Class C	-8.76	10.31	11.50	-16.44	63.37	197.01
Class I1	-6.99	11.42	12.64	-15.25	71.71	228.73
Class R2[1]	-7.34	11.00	12.22	-15.41	68.48	216.87
Class R4[1]	-7.12	11.27	12.47	-15.30	70.53	223.84
Class R5[1]	-6.93	11.49	12.69	-15.22	72.24	230.36
Class R6[1]	-6.88	11.55	12.75	-15.20	72.72	232.16
Class NAV[1,2]	-6.89	11.55	12.55	-15.20	72.75	226.25
Index†	0.21	13.66	13.67	-9.65	89.68	260.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.02	1.77	0.77	1.16	1.01	0.71	0.66	0.65
Net (%)	1.01	1.76	0.76	1.15	0.90	0.70	0.65	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P 500 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	4-30-12	29,701	29,701	36,005
Class I1	4-30-12	32,873	32,873	36,005
Class R2[1]	4-30-12	31,687	31,687	36,005
Class R4[1]	4-30-12	32,384	32,384	36,005
Class R5[1]	4-30-12	33,036	33,036	36,005
Class R6[1]	4-30-12	33,216	33,216	36,005
Class NAV[1,2]	4-30-12	32,625	32,625	36,005
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class NAV shares were first offered on 2-8-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$846.50	$4.62	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class C	Actual expenses/actual returns	1,000.00	843.30	8.04	1.76%
	Hypothetical example	1,000.00	1,016.10	8.80	1.76%
Class I	Actual expenses/actual returns	1,000.00	847.50	3.48	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	845.90	5.17	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class R4	Actual expenses/actual returns	1,000.00	847.00	4.12	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class R5	Actual expenses/actual returns	1,000.00	847.80	3.21	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R6	Actual expenses/actual returns	1,000.00	848.00	2.98	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	848.00	2.93	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	7

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 99.2%		$5,182,181,639
(Cost $3,162,323,091)
Communication services 15.7%		819,455,708
Entertainment 3.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,257,302	140,697,634
The Walt Disney Company (A)	405,084	45,219,527
Interactive media and services 11.3%
Alphabet, Inc., Class A (A)	140,197	319,956,191
CarGurus, Inc. (A)	2,284,140	74,645,695
Meta Platforms, Inc., Class A (A)	974,581	195,374,253
Media 0.8%
Comcast Corp., Class A	1,095,634	43,562,408
Consumer discretionary 17.2%		899,726,717
Hotels, restaurants and leisure 0.1%
Airbnb, Inc., Class A (A)	50,288	7,704,624
Household durables 4.5%
Lennar Corp., A Shares	3,048,496	233,179,459
Internet and direct marketing retail 8.0%
Amazon.com, Inc. (A)	167,502	416,347,996
Leisure products 1.1%
Polaris, Inc.	616,921	58,570,480
Specialty retail 3.5%
CarMax, Inc. (A)	2,144,138	183,924,158
Consumer staples 7.4%		384,048,367
Beverages 4.7%
Anheuser-Busch InBev SA/NV, ADR	4,222,503	242,582,798
Food and staples retailing 2.7%
Walmart, Inc.	924,672	141,465,569
Energy 3.1%		162,919,713
Oil, gas and consumable fuels 3.1%
Cheniere Energy, Inc.	1,199,615	162,919,713
Financials 13.4%		701,277,121
Banks 3.9%
First Republic Bank	16,750	2,499,435
JPMorgan Chase & Co.	1,082,629	129,222,597
Wells Fargo & Company	1,624,910	70,894,823
Capital markets 8.8%
KKR & Company, Inc.	1,043,699	53,197,338
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	2,965,925	$239,023,896
State Street Corp.	801,509	53,677,058
The Goldman Sachs Group, Inc.	379,390	115,899,851
Consumer finance 0.7%
Synchrony Financial	1,001,416	36,862,123
Health care 7.5%		390,728,893
Biotechnology 2.5%
Alnylam Pharmaceuticals, Inc. (A)	429,255	57,275,495
Moderna, Inc. (A)	544,119	73,135,035
Health care providers and services 3.6%
UnitedHealth Group, Inc.	364,361	185,295,787
Life sciences tools and services 1.4%
Danaher Corp.	298,740	75,022,576
Industrials 8.1%		420,421,854
Aerospace and defense 4.8%
Airbus SE	560,087	61,313,934
General Dynamics Corp.	277,096	65,541,517
Lockheed Martin Corp.	221,835	95,859,340
Raytheon Technologies Corp.	260,174	24,693,114
Building products 0.2%
Carrier Global Corp.	256,790	9,827,353
Machinery 1.1%
Caterpillar, Inc.	234,119	49,291,414
Otis Worldwide Corp.	128,403	9,352,875
Road and rail 2.0%
Union Pacific Corp.	446,209	104,542,307
Information technology 22.4%		1,172,031,307
IT services 2.0%
PayPal Holdings, Inc. (A)	517,506	45,504,303
Visa, Inc., Class A	267,848	57,086,444
Semiconductors and semiconductor equipment 4.5%
Analog Devices, Inc.	386,254	59,629,893
Broadcom, Inc.	73,989	41,018,762
KLA Corp.	253,197	80,835,674
Texas Instruments, Inc.	325,364	55,393,221
Software 8.2%
Adobe, Inc. (A)	174,671	69,160,982
DocuSign, Inc. (A)	506,547	41,030,307
Intuit, Inc.	122,710	51,384,813
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	9

	Shares	Value
Information technology (continued)
Software (continued)
salesforce.com, Inc. (A)	464,181	$81,668,005
Workday, Inc., Class A (A)	890,204	184,005,167
Technology hardware, storage and peripherals 7.7%
Apple, Inc.	2,570,972	405,313,736
Materials 0.9%		49,466,388
Chemicals 0.9%
LyondellBasell Industries NV, Class A	466,532	49,466,388
Real estate 3.5%		182,105,571
Equity real estate investment trusts 3.5%
American Tower Corp.	350,274	84,423,039
Crown Castle International Corp.	527,415	97,682,532

	Yield (%)	Shares	Value
Short-term investments 0.7%			$34,280,335
(Cost $34,280,335)
Short-term funds 0.7%			34,280,335
Federated Government Obligations Fund, Institutional Class	0.2014(B)	34,280,335	34,280,335

Total investments (Cost $3,196,603,426) 99.9%	$5,216,461,974
Other assets and liabilities, net 0.1%	7,554,426
Total net assets 100.0%	$5,224,016,400

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $3,207,144,855. Net unrealized appreciation aggregated to $2,009,317,119, of which $2,161,843,800 related to gross unrealized appreciation and $152,526,681 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,196,603,426)	$5,216,461,974
Cash	1,096,825
Dividends and interest receivable	4,366,215
Receivable for fund shares sold	3,994,418
Receivable for investments sold	52,244,550
Other assets	255,770
Total assets	5,278,419,752
Liabilities
Payable for investments purchased	47,527,415
Payable for fund shares repurchased	2,598,399
Payable to affiliates
Investment management fees	2,851,209
Accounting and legal services fees	304,867
Transfer agent fees	279,124
Distribution and service fees	475,132
Trustees’ fees	1,953
Other liabilities and accrued expenses	365,253
Total liabilities	54,403,352
Net assets	$5,224,016,400
Net assets consist of
Paid-in capital	$2,868,001,954
Total distributable earnings (loss)	2,356,014,446
Net assets	$5,224,016,400

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,861,024,258 ÷ 31,205,618 shares)[1]	$59.64
Class C ($65,542,844 ÷ 1,294,397 shares)[1]	$50.64
Class I ($772,125,464 ÷ 12,258,676 shares)	$62.99
Class R2 ($7,508,499 ÷ 120,044 shares)	$62.55
Class R4 ($1,741,488 ÷ 27,825 shares)	$62.59
Class R5 ($754,541 ÷ 11,946 shares)	$63.16
Class R6 ($536,539,742 ÷ 8,489,408 shares)	$63.20
Class NAV ($1,978,779,564 ÷ 31,322,025 shares)	$63.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$62.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$30,707,257
Interest	18,026
Less foreign taxes withheld	(137,670)
Total investment income	30,587,613
Expenses
Investment management fees	18,192,272
Distribution and service fees	3,066,558
Accounting and legal services fees	409,778
Transfer agent fees	1,762,166
Trustees’ fees	47,769
Custodian fees	318,392
State registration fees	84,671
Printing and postage	70,973
Professional fees	144,912
Other	89,809
Total expenses	24,187,300
Less expense reductions	(267,289)
Net expenses	23,920,011
Net investment income	6,667,602
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	341,445,742
341,445,742
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,290,956,708)
(1,290,956,708)
Net realized and unrealized loss	(949,510,966)
Decrease in net assets from operations	$(942,843,364)
12	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$6,667,602	$9,445,222
Net realized gain	341,445,742	578,193,415
Change in net unrealized appreciation (depreciation)	(1,290,956,708)	1,684,455,104
Increase (decrease) in net assets resulting from operations	(942,843,364)	2,272,093,741
Distributions to shareholders
From earnings
Class A	(164,879,085)	(5,405,064)
Class C	(7,277,662)	—
Class I	(67,395,930)	(3,472,209)
Class R2	(630,655)	(13,648)
Class R4	(148,532)	(5,881)
Class R5	(58,656)	(3,233)
Class R6	(43,425,188)	(2,527,442)
Class NAV	(170,798,823)	(13,434,867)
Total distributions	(454,614,531)	(24,862,344)
From fund share transactions	319,617,048	(661,846,613)
Total increase (decrease)	(1,077,840,847)	1,585,384,784
Net assets
Beginning of period	6,301,857,247	4,716,472,463
End of period	$5,224,016,400	$6,301,857,247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$76.05	$50.84	$46.52	$46.66	$51.87	$42.42
Net investment income (loss)[2]	0.01	(0.03)	0.20	0.24	0.16	0.24
Net realized and unrealized gain (loss) on investments	(10.82)	25.42	4.38	4.82	(1.10)	10.71
Total from investment operations	(10.81)	25.39	4.58	5.06	(0.94)	10.95
Less distributions
From net investment income	—	(0.18)	(0.26)	(0.13)	(0.26)	(0.19)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.60)	(0.18)	(0.26)	(5.20)	(4.27)	(1.50)
Net asset value, end of period	$59.64	$76.05	$50.84	$46.52	$46.66	$51.87
Total return (%)[3,4]	(15.35)[5]	50.04	9.88	13.23	(2.20)	26.39
Ratios and supplemental data
Net assets, end of period (in millions)	$1,861	$2,242	$1,550	$1,550	$1,511	$1,620
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.02	1.04	1.03	1.03	1.04
Expenses including reductions	1.01[6]	1.01	1.03	1.02	1.02	1.04
Net investment income (loss)	0.02[6]	(0.04)	0.40	0.56	0.32	0.51
Portfolio turnover (%)	11	16	19	29[7]	47[7]	54[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
14	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$65.65	$44.08	$40.42	$41.41	$46.57	$38.33
Net investment loss[2]	(0.21)	(0.46)	(0.14)	(0.07)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	(9.20)	22.03	3.80	4.15	(0.96)	9.65
Total from investment operations	(9.41)	21.57	3.66	4.08	(1.15)	9.55
Less distributions
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Net asset value, end of period	$50.64	$65.65	$44.08	$40.42	$41.41	$46.57
Total return (%)[3,4]	(15.67)[5]	48.93	9.05	12.38	(2.93)	25.44
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$89	$84	$127	$184	$303
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[6]	1.77	1.79	1.78	1.78	1.79
Expenses including reductions	1.76[6]	1.76	1.78	1.77	1.77	1.79
Net investment loss	(0.73)[6]	(0.79)	(0.33)	(0.17)	(0.42)	(0.23)
Portfolio turnover (%)	11	16	19	29[7]	47[7]	54[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	15

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$80.04	$53.47	$48.89	$48.78	$54.05	$44.13
Net investment income[2]	0.10	0.14	0.34	0.37	0.29	0.40
Net realized and unrealized gain (loss) on investments	(11.43)	26.73	4.61	5.07	(1.15)	11.12
Total from investment operations	(11.33)	26.87	4.95	5.44	(0.86)	11.52
Less distributions
From net investment income	(0.12)	(0.30)	(0.37)	(0.26)	(0.40)	(0.29)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.72)	(0.30)	(0.37)	(5.33)	(4.41)	(1.60)
Net asset value, end of period	$62.99	$80.04	$53.47	$48.89	$48.78	$54.05
Total return (%)[3]	(15.25)[4]	50.42	10.16	13.51	(1.97)	26.73
Ratios and supplemental data
Net assets, end of period (in millions)	$772	$941	$625	$819	$846	$985
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.77	0.79	0.79	0.79	0.78
Expenses including reductions	0.76[5]	0.76	0.78	0.78	0.78	0.78
Net investment income	0.27[5]	0.20	0.66	0.81	0.56	0.82
Portfolio turnover (%)	11	16	19	29[6]	47[6]	54[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$79.54	$53.16	$48.63	$48.51	$53.77	$43.93
Net investment income (loss)[2]	(0.04)	(0.12)	0.13	0.19	0.12	0.18
Net realized and unrealized gain (loss) on investments	(11.35)	26.60	4.59	5.06	(1.18)	11.10
Total from investment operations	(11.39)	26.48	4.72	5.25	(1.06)	11.28
Less distributions
From net investment income	—	(0.10)	(0.19)	(0.06)	(0.19)	(0.13)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.60)	(0.10)	(0.19)	(5.13)	(4.20)	(1.44)
Net asset value, end of period	$62.55	$79.54	$53.16	$48.63	$48.51	$53.77
Total return (%)[3]	(15.41)[4]	49.87	9.73	13.09	(2.36)	26.22
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$7	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.14	1.17	1.18	1.18	1.18
Expenses including reductions	1.13[5]	1.13	1.17	1.17	1.18	1.18
Net investment income (loss)	(0.10)[5]	(0.17)	0.28	0.41	0.23	0.36
Portfolio turnover (%)	11	16	19	29[6]	47[6]	54[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	17

CLASS R4 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$79.54	$53.15	$48.61	$48.51	$53.76	$43.91
Net investment income[2]	0.05	0.04	0.26	0.36	0.20	0.30
Net realized and unrealized gain (loss) on investments	(11.37)	26.58	4.59	4.99	(1.13)	11.09
Total from investment operations	(11.32)	26.62	4.85	5.35	(0.93)	11.39
Less distributions
From net investment income	(0.03)	(0.23)	(0.31)	(0.18)	(0.31)	(0.23)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.63)	(0.23)	(0.31)	(5.25)	(4.32)	(1.54)
Net asset value, end of period	$62.59	$79.54	$53.15	$48.61	$48.51	$53.76
Total return (%)[3]	(15.30)[4]	50.20	10.00	13.35	(2.10)	26.53
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.01	1.02	1.03	1.03	1.04
Expenses including reductions	0.90[5]	0.90	0.92	0.92	0.92	0.93
Net investment income	0.13[5]	0.06	0.51	0.77	0.39	0.61
Portfolio turnover (%)	11	16	19	29[6]	47[6]	54[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$80.26	$53.61	$49.02	$48.89	$54.14	$44.20
Net investment income[2]	0.12	0.19	0.36	0.40	0.34	0.38
Net realized and unrealized gain (loss) on investments	(11.47)	26.79	4.63	5.08	(1.17)	11.18
Total from investment operations	(11.35)	26.98	4.99	5.48	(0.83)	11.56
Less distributions
From net investment income	(0.15)	(0.33)	(0.40)	(0.28)	(0.41)	(0.31)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.75)	(0.33)	(0.40)	(5.35)	(4.42)	(1.62)
Net asset value, end of period	$63.16	$80.26	$53.61	$49.02	$48.89	$54.14
Total return (%)[3]	(15.22)[4]	50.50	10.22	13.60	(1.92)	26.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$—[5]	$—[5]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[6]	0.71	0.73	0.73	0.73	0.74
Expenses including reductions	0.70[6]	0.70	0.72	0.72	0.72	0.73
Net investment income	0.33[6]	0.26	0.71	0.86	0.64	0.77
Portfolio turnover (%)	11	16	19	29[7]	47[7]	54[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	19

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$80.32	$53.64	$49.04	$48.91	$54.16	$44.21
Net investment income[2]	0.14	0.22	0.39	0.45	0.34	0.28
Net realized and unrealized gain (loss) on investments	(11.48)	26.81	4.63	5.05	(1.15)	11.31
Total from investment operations	(11.34)	27.03	5.02	5.50	(0.81)	11.59
Less distributions
From net investment income	(0.18)	(0.35)	(0.42)	(0.30)	(0.43)	(0.33)
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	(1.31)
Total distributions	(5.78)	(0.35)	(0.42)	(5.37)	(4.44)	(1.64)
Net asset value, end of period	$63.20	$80.32	$53.64	$49.04	$48.91	$54.16
Total return (%)[3]	(15.20)[4]	50.59	10.28	13.63	(1.85)	26.86
Ratios and supplemental data
Net assets, end of period (in millions)	$537	$593	$386	$397	$963	$975
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.66	0.68	0.68	0.68	0.69
Expenses including reductions	0.65[5]	0.65	0.67	0.67	0.67	0.68
Net investment income	0.38[5]	0.31	0.76	0.96	0.66	0.57
Portfolio turnover (%)	11	16	19	29[6]	47[6]	54[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$80.29	$53.62	$49.02	$48.90	$54.15	$47.04
Net investment income[3]	0.14	0.23	0.40	0.42	0.33	0.35
Net realized and unrealized gain (loss) on investments	(11.46)	26.80	4.63	5.07	(1.13)	6.76
Total from investment operations	(11.32)	27.03	5.03	5.49	(0.80)	7.11
Less distributions
From net investment income	(0.19)	(0.36)	(0.43)	(0.30)	(0.44)	—
From net realized gain	(5.60)	—	—	(5.07)	(4.01)	—
Total distributions	(5.79)	(0.36)	(0.43)	(5.37)	(4.45)	—
Net asset value, end of period	$63.18	$80.29	$53.62	$49.02	$48.90	$54.15
Total return (%)[4]	(15.20)[5]	50.60	10.30	13.65	(1.85)	15.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,979	$2,425	$2,063	$2,218	$1,671	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[6]	0.65	0.67	0.67	0.67	0.68[6]
Expenses including reductions	0.64[6]	0.64	0.66	0.66	0.66	0.67[6]
Net investment income	0.39[6]	0.33	0.78	0.91	0.64	0.94[6]
Portfolio turnover (%)	11	16	19	29[7]	47[7]	54[7,8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class NAV shares is 2-8-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$819,455,708	$819,455,708	—	—
Consumer discretionary	899,726,717	899,726,717	—	—
Consumer staples	384,048,367	384,048,367	—	—
Energy	162,919,713	162,919,713	—	—
Financials	701,277,121	701,277,121	—	—
Health care	390,728,893	390,728,893	—	—
Industrials	420,421,854	359,107,920	$61,313,934	—
Information technology	1,172,031,307	1,172,031,307	—	—
Materials	49,466,388	49,466,388	—	—
Real estate	182,105,571	182,105,571	—	—
Short-term investments	34,280,335	34,280,335	—	—
Total investments in securities	$5,216,461,974	$5,155,148,040	$61,313,934	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	23

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $9,779.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
24	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	25

fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C and Class I shares of the fund to the extent they exceed 1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2023, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$94,907
Class C	3,543
Class I	39,620
Class R2	385
Class R4	89
Class	Expense reduction
Class R5	$36
Class R6	26,248
Class NAV	101,473
Total	$266,301

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
26	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $988 for Class R4 shares for the six months ended April 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $431,922 for the six months ended April 30, 2022. Of this amount, $74,623 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $357,299 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $5,698 and $1,977 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,647,203	$1,193,633
Class C	395,009	44,505
Class I	—	498,271
Class R2	20,696	370
Class R4	3,451	85
Class R5	199	35
Class R6	—	25,267
Total	$3,066,558	$1,762,166
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,452,645	$100,729,762	2,267,498	$149,360,588
Distributions reinvested	2,223,295	156,385,995	86,657	5,108,118
Repurchased	(1,949,299)	(134,564,485)	(3,362,270)	(224,177,191)
Net increase (decrease)	1,726,641	$122,551,272	(1,008,115)	$(69,708,485)
Class C shares
Sold	83,684	$4,904,291	142,636	$8,339,464
Distributions reinvested	112,988	6,766,844	—	—
Repurchased	(254,189)	(15,093,707)	(690,721)	(37,968,593)
Net decrease	(57,517)	$(3,422,572)	(548,085)	$(29,629,129)
Class I shares
Sold	1,260,991	$92,254,575	2,139,180	$154,994,445
Distributions reinvested	759,500	56,377,658	46,317	2,867,015
Repurchased	(1,523,279)	(110,302,284)	(2,104,738)	(145,895,198)
Net increase	497,212	$38,329,949	80,759	$11,966,262
Class R2 shares
Sold	6,496	$480,327	19,510	$1,358,046
Distributions reinvested	8,043	593,632	198	12,230
Repurchased	(9,990)	(743,584)	(38,717)	(2,690,377)
Net increase (decrease)	4,549	$330,375	(19,009)	$(1,320,101)
Class R4 shares
Sold	1,333	$92,656	1,579	$113,442
Distributions reinvested	2,013	148,532	95	5,881
Repurchased	(1,829)	(128,639)	(3,924)	(241,758)
Net increase (decrease)	1,517	$112,549	(2,250)	$(122,435)
Class R5 shares
Sold	1,108	$79,102	3,573	$264,677
Distributions reinvested	788	58,656	52	3,233
Repurchased	(50)	(3,878)	(3,270)	(249,616)
Net increase	1,846	$133,880	355	$18,294
28	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,444,839	$105,473,366	1,853,288	$133,558,375
Distributions reinvested	581,114	43,263,963	40,435	2,509,807
Repurchased	(913,899)	(66,534,941)	(1,719,468)	(120,980,665)
Net increase	1,112,054	$82,202,388	174,255	$15,087,517
Class NAV shares
Sold	191,004	$14,005,796	876,559	$60,103,322
Distributions reinvested	2,295,066	170,798,823	216,552	13,434,867
Repurchased	(1,370,149)	(105,425,412)	(9,357,316)	(661,676,725)
Net increase (decrease)	1,115,921	$79,379,207	(8,264,205)	$(588,138,536)
Total net increase (decrease)	4,402,223	$319,617,048	(9,586,295)	$(661,846,613)
Affiliates of the fund owned 100% and 2% of shares of Class NAV and Class R6, respectively on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $667,846,339 and $762,946,241, respectively, for the six months ended April 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 35.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.6%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	7.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.0%
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
30	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181996	50SA 4/22
6/2022

Semiannual report
John Hancock
Infrastructure Fund
Alternative
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
China Longyuan Power Group Corp., Ltd., H Shares	4.8
National Grid PLC	3.9
Exelon Corp.	3.9
Sempra Energy	3.8
American Electric Power Company, Inc.	3.7
Shanghai International Airport Company, Ltd., Class A	3.5
KDDI Corp.	3.5
Nippon Telegraph & Telephone Corp.	3.5
Cellnex Telecom SA	3.5
Duke Energy Corp.	3.5
TOTAL	37.6
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
United States	39.9
Canada	11.9
China	9.5
Spain	8.4
France	7.3
Japan	7.0
United Kingdom	3.9
South Korea	3.3
Italy	2.4
Brazil	2.0
TOTAL	95.6
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)	as of 4-30-22	as of 4-30-22
Class A	-4.43	6.54	6.14	-9.01	37.25	64.52	1.32	1.31
Class C1	-0.95	6.91	6.08	-5.44	39.68	63.83	0.65	0.65
Class I2	0.98	7.98	7.11	-4.08	46.78	77.59	1.70	1.69
Class R6[2]	1.08	8.08	7.23	-4.02	47.47	79.29	1.81	1.80
Class NAV[2]	1.02	8.07	7.24	-4.08	47.43	79.38	1.82	1.81
Index††	-5.44	9.46	8.10	-11.63	57.10	91.84	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	0.88	0.87
Net (%)	1.28	1.98	0.98	0.87	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI ACWI.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Infrastructure Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI ACWI.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-13	16,383	16,383	19,184
Class I2	12-20-13	17,759	17,759	19,184
Class R6[2]	12-20-13	17,929	17,929	19,184
Class NAV[2]	12-20-13	17,938	17,938	19,184
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$957.70	$6.02	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class C	Actual expenses/actual returns	1,000.00	954.60	9.40	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	959.20	4.57	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	959.80	4.03	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	959.20	3.98	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 97.3%		$751,780,478
(Cost $695,006,908)
Brazil 2.0%		15,261,407
Cia de Saneamento Basico do Estado de Sao Paulo	1,694,400	15,261,407
Canada 11.9%		91,946,657
Canadian National Railway Company	213,400	25,096,697
Enbridge, Inc.	587,858	25,653,150
Pembina Pipeline Corp.	465,369	17,609,144
TC Energy Corp.	445,944	23,587,666
China 9.5%		73,604,869
China Longyuan Power Group Corp., Ltd., H Shares	19,196,068	37,025,619
ENN Energy Holdings, Ltd.	692,500	9,276,089
Shanghai International Airport Company, Ltd., Class A (A)	3,667,300	27,303,161
France 7.3%		55,976,046
Electricite de France SA (B)	1,216,264	11,057,105
Engie SA (B)	1,586,673	18,723,487
Vinci SA (B)	269,962	26,195,454
Germany 1.0%		7,913,888
RWE AG	190,607	7,913,888
Hong Kong 0.7%		5,018,621
Beijing Enterprises Holdings, Ltd.	830,510	2,807,659
China Gas Holdings, Ltd.	1,813,800	2,210,962
Italy 2.4%		18,783,066
Enel SpA	2,888,417	18,783,066
Japan 7.0%		54,238,808
KDDI Corp.	822,100	27,223,587
Nippon Telegraph & Telephone Corp.	916,723	27,015,221
South Korea 3.3%		25,676,578
SK Telecom Company, Ltd.	569,222	25,676,578
Spain 8.4%		64,992,653
Acciona SA (B)	82,781	16,204,166
Cellnex Telecom SA (A)(C)	578,614	26,969,360
Iberdrola SA	1,898,834	21,819,127
United Kingdom 3.9%		30,099,228
National Grid PLC	2,025,933	30,099,228
United States 39.9%		308,268,657
American Electric Power Company, Inc.	290,877	28,828,819
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	9

	Shares	Value
United States (continued)
American Tower Corp.	105,343	$25,389,770
Avangrid, Inc.	370,185	16,417,705
Berkshire Hathaway, Inc., Class B (A)	74,541	24,064,071
Charter Communications, Inc., Class A (A)	27,143	11,630,504
Comcast Corp., Class A	272,248	10,824,580
Constellation Energy Corp.	225,143	13,330,717
Duke Energy Corp.	241,326	26,584,472
Edison International	380,073	26,145,222
Exelon Corp.	634,973	29,704,037
FirstEnergy Corp.	572,010	24,773,753
Medical Properties Trust, Inc.	1,302,952	23,961,287
Sempra Energy	183,348	29,585,033
The AES Corp.	833,922	17,028,687

	Yield (%)	Shares	Value
Short-term investments 8.4%			$64,915,190
(Cost $64,917,307)
Short-term funds 5.7%			44,015,190
John Hancock Collateral Trust (D)	0.3773(E)	4,402,179	44,015,190

	Par value^	Value
Repurchase agreement 2.7%		20,900,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-29-22 at 0.300% to be repurchased at $20,900,523 on 5-2-22, collateralized by $23,260,600 U.S. Treasury Bonds, 2.250% - 7.625% due 11-15-22 to 2-15-52 (valued at $21,318,016)	20,900,000	20,900,000

Total investments (Cost $759,924,215) 105.7%	$816,695,668
Other assets and liabilities, net (5.7%)	(43,817,120)
Total net assets 100.0%	$772,878,548

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $763,910,222. Net unrealized appreciation aggregated to $52,785,446, of which $89,877,480 related to gross unrealized appreciation and $37,092,034 related to gross unrealized depreciation.
10	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $715,906,908) including $41,914,197 of securities loaned	$772,680,478
Affiliated investments, at value (Cost $44,017,307)	44,015,190
Total investments, at value (Cost $759,924,215)	816,695,668
Cash	87,663
Foreign currency, at value (Cost $1,444,886)	1,443,128
Dividends and interest receivable	2,482,760
Receivable for fund shares sold	3,744,447
Receivable for investments sold	1,943,688
Receivable for securities lending income	15,344
Other assets	98,333
Total assets	826,511,031
Liabilities
Payable for investments purchased	8,358,292
Payable for fund shares repurchased	949,395
Payable upon return of securities loaned	44,019,298
Payable to affiliates
Accounting and legal services fees	39,516
Transfer agent fees	57,626
Trustees’ fees	113
Other liabilities and accrued expenses	208,243
Total liabilities	53,632,483
Net assets	$772,878,548
Net assets consist of
Paid-in capital	$727,430,664
Total distributable earnings (loss)	45,447,884
Net assets	$772,878,548

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($68,421,334 ÷ 5,019,919 shares)[1]	$13.63
Class C ($12,048,021 ÷ 896,117 shares)[1]	$13.44
Class I ($504,836,088 ÷ 37,000,217 shares)	$13.64
Class R6 ($112,192,102 ÷ 8,205,066 shares)	$13.67
Class NAV ($75,381,003 ÷ 5,514,142 shares)	$13.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$11,277,167
Interest	8,118
Non-cash dividends	12,020,489
Securities lending	37,959
Less foreign taxes withheld	(1,109,590)
Total investment income	22,234,143
Expenses
Investment management fees	2,775,930
Distribution and service fees	159,337
Accounting and legal services fees	52,040
Transfer agent fees	311,601
Trustees’ fees	5,480
Custodian fees	85,132
State registration fees	49,887
Printing and postage	15,858
Professional fees	25,028
Other	17,097
Total expenses	3,497,390
Less expense reductions	(32,404)
Net expenses	3,464,986
Net investment income	18,769,157
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,433,615)
Affiliated investments	(2,854)
Capital gain distributions received from affiliated investments	658
(11,435,811)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(38,135,291)
Affiliated investments	(2,117)
(38,137,408)
Net realized and unrealized loss	(49,573,219)
Decrease in net assets from operations	$(30,804,062)
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$18,769,157	$9,205,812
Net realized gain (loss)	(11,435,811)	26,031,913
Change in net unrealized appreciation (depreciation)	(38,137,408)	88,645,910
Increase (decrease) in net assets resulting from operations	(30,804,062)	123,883,635
Distributions to shareholders
From earnings
Class A	(3,488,017)	(860,403)
Class C	(619,900)	(105,679)
Class I	(24,996,509)	(7,340,098)
Class R6	(5,728,448)	(1,405,309)
Class NAV	(4,407,201)	(1,804,600)
Total distributions	(39,240,075)	(11,516,089)
From fund share transactions	146,248,659	170,079,814
Total increase	76,204,522	282,447,360
Net assets
Beginning of period	696,674,026	414,226,666
End of period	$772,878,548	$696,674,026
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$15.03	$11.99	$13.39	$11.60	$12.20	$10.89
Net investment income[2]	0.35	0.19	0.19	0.21	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.97)	3.11	(1.00)	2.02	(0.58)	1.31
Total from investment operations	(0.62)	3.30	(0.81)	2.23	(0.38)	1.55
Less distributions
From net investment income	(0.29)	(0.20)	(0.19)	(0.20)	(0.18)	(0.24)
From net realized gain	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)	—
Total distributions	(0.78)	(0.26)	(0.59)	(0.44)	(0.22)	(0.24)
Net asset value, end of period	$13.63	$15.03	$11.99	$13.39	$11.60	$12.20
Total return (%)[3,4]	(4.23)[5]	27.67	(6.23)	19.69	(3.20)	14.35
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$63	$33	$24	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[6]	1.29	1.32	1.35	1.46	1.69
Expenses including reductions	1.24[6]	1.28	1.31	1.31	1.36	1.49
Net investment income	4.97[6]	1.35	1.55	1.66	1.65	2.06
Portfolio turnover (%)	17	27	34	26	19	14

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.85	$11.86	$13.26	$11.50	$12.11	$10.81
Net investment income[2]	0.30	0.09	0.11	0.12	0.11	0.15
Net realized and unrealized gain (loss) on investments	(0.97)	3.07	(1.00)	2.01	(0.58)	1.31
Total from investment operations	(0.67)	3.16	(0.89)	2.13	(0.47)	1.46
Less distributions
From net investment income	(0.25)	(0.11)	(0.11)	(0.13)	(0.10)	(0.16)
From net realized gain	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)	—
Total distributions	(0.74)	(0.17)	(0.51)	(0.37)	(0.14)	(0.16)
Net asset value, end of period	$13.44	$14.85	$11.86	$13.26	$11.50	$12.11
Total return (%)[3,4]	(4.54)[5]	26.81	(6.92)	18.93	(3.90)	13.57
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$12	$6	$6	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[6]	1.99	2.02	2.05	2.16	2.39
Expenses including reductions	1.94[6]	1.98	2.01	2.01	2.06	2.19
Net investment income	4.25[6]	0.66	0.89	0.94	0.91	1.32
Portfolio turnover (%)	17	27	34	26	19	14

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$15.05	$12.00	$13.41	$11.61	$12.21	$10.91
Net investment income[2]	0.37	0.24	0.23	0.26	0.28	0.18
Net realized and unrealized gain (loss) on investments	(0.98)	3.11	(1.01)	2.02	(0.63)	1.40
Total from investment operations	(0.61)	3.35	(0.78)	2.28	(0.35)	1.58
Less distributions
From net investment income	(0.31)	(0.24)	(0.23)	(0.24)	(0.21)	(0.28)
From net realized gain	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)	—
Total distributions	(0.80)	(0.30)	(0.63)	(0.48)	(0.25)	(0.28)
Net asset value, end of period	$13.64	$15.05	$12.00	$13.41	$11.61	$12.21
Total return (%)[3]	(4.08)[4]	28.12	(5.99)	20.13	(2.89)	14.60
Ratios and supplemental data
Net assets, end of period (in millions)	$505	$463	$246	$213	$61	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.99	1.02	1.05	1.18	1.38
Expenses including reductions	0.94[5]	0.98	1.00	1.00	1.02	1.17
Net investment income	5.28[5]	1.67	1.85	2.08	2.38	1.61
Portfolio turnover (%)	17	27	34	26	19	14

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$15.08	$12.02	$13.43	$11.63	$12.23	$10.92
Net investment income[2]	0.33	0.25	0.25	0.27	0.24	0.28
Net realized and unrealized gain (loss) on investments	(0.94)	3.12	(1.02)	2.02	(0.58)	1.32
Total from investment operations	(0.61)	3.37	(0.77)	2.29	(0.34)	1.60
Less distributions
From net investment income	(0.31)	(0.25)	(0.24)	(0.25)	(0.22)	(0.29)
From net realized gain	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)	—
Total distributions	(0.80)	(0.31)	(0.64)	(0.49)	(0.26)	(0.29)
Net asset value, end of period	$13.67	$15.08	$12.02	$13.43	$11.63	$12.23
Total return (%)[3]	(4.02)[4]	28.28	(5.88)	20.18	(2.81)	14.77
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$77	$53	$50	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.88	0.91	0.94	1.07	1.29
Expenses including reductions	0.83[5]	0.87	0.90	0.92	0.97	1.08
Net investment income	4.70[5]	1.75	1.97	2.11	2.01	2.42
Portfolio turnover (%)	17	27	34	26	19	14

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$15.08	$12.02	$13.43	$11.63	$12.23	$10.92
Net investment income[2]	0.38	0.25	0.24	0.26	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.98)	3.12	(1.01)	2.03	(0.58)	1.33
Total from investment operations	(0.60)	3.37	(0.77)	2.29	(0.34)	1.60
Less distributions
From net investment income	(0.32)	(0.25)	(0.24)	(0.25)	(0.22)	(0.29)
From net realized gain	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)	—
Total distributions	(0.81)	(0.31)	(0.64)	(0.49)	(0.26)	(0.29)
Net asset value, end of period	$13.67	$15.08	$12.02	$13.43	$11.63	$12.23
Total return (%)[3]	(4.08)[4]	28.29	(5.87)	20.19	(2.80)	14.78
Ratios and supplemental data
Net assets, end of period (in millions)	$75	$82	$76	$84	$86	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.87	0.90	0.93	1.05	1.28
Expenses including reductions	0.82[5]	0.86	0.89	0.92	0.96	1.07
Net investment income	5.44[5]	1.76	1.95	2.06	2.00	2.38
Portfolio turnover (%)	17	27	34	26	19	14

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
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NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$15,261,407	$15,261,407	—	—
Canada	91,946,657	91,946,657	—	—
China	73,604,869	—	$73,604,869	—
France	55,976,046	—	55,976,046	—
Germany	7,913,888	—	7,913,888	—
Hong Kong	5,018,621	—	5,018,621	—
Italy	18,783,066	—	18,783,066	—
Japan	54,238,808	—	54,238,808	—
South Korea	25,676,578	—	25,676,578	—
Spain	64,992,653	—	64,992,653	—
United Kingdom	30,099,228	—	30,099,228	—
United States	308,268,657	308,268,657	—	—
Short-term investments	64,915,190	44,015,190	20,900,000	—
Total investments in securities	$816,695,668	$459,491,911	$357,203,757	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part
20	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $41,914,197 and received $44,019,298 of cash collateral.
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Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,919.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,938
Class C	541
Class I	20,831
Class	Expense reduction
Class R6	$4,563
Class NAV	3,531
Total	$32,404

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $153,334 for the six months ended April 30, 2022. Of this amount, $23,387 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $129,947 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $588 and $1,913 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$98,738	$37,136
Class C	60,599	6,836
Class I	—	263,205
Class R6	—	4,424
Total	$159,337	$311,601
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Lender	$3,200,000	1	0.665%	$59
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Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,100,474	$15,695,628	2,071,929	$29,666,085
Distributions reinvested	250,009	3,465,653	60,788	857,881
Repurchased	(537,192)	(7,567,551)	(652,355)	(9,233,453)
Net increase	813,291	$11,593,730	1,480,362	$21,290,513
Class C shares
Sold	126,553	$1,796,462	374,855	$5,313,101
Distributions reinvested	45,465	619,900	7,622	105,679
Repurchased	(81,041)	(1,138,851)	(100,987)	(1,392,867)
Net increase	90,977	$1,277,511	281,490	$4,025,913
Class I shares
Sold	10,080,279	$142,553,001	15,836,901	$226,076,557
Distributions reinvested	1,460,457	20,248,085	407,141	5,756,609
Repurchased	(5,293,900)	(74,605,347)	(6,009,324)	(84,749,019)
Net increase	6,246,836	$88,195,739	10,234,718	$147,084,147
Class R6 shares
Sold	3,446,043	$49,100,353	1,786,740	$25,773,402
Distributions reinvested	411,678	5,720,191	99,677	1,403,974
Repurchased	(740,238)	(10,469,366)	(1,243,675)	(17,366,237)
Net increase	3,117,483	$44,351,178	642,742	$9,811,139
Class NAV shares
Sold	393,470	$5,555,634	540,349	$7,698,433
Distributions reinvested	317,410	4,407,201	128,743	1,804,600
Repurchased	(638,214)	(9,132,334)	(1,523,727)	(21,634,931)
Net increase (decrease)	72,666	$830,501	(854,635)	$(12,131,898)
Total net increase	10,341,253	$146,248,659	11,784,677	$170,079,814
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $244,022,156 and $123,342,569, respectively, for the six months ended April 30, 2022.
26	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 9.8% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,402,179	—	$123,704,736	$(79,684,575)	$(2,854)	$(2,117)	$37,959	$658	$44,015,190

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Infrastructure Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
28	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
G. Thomas Levering
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182013	428SA 4/22
6/2022

Semiannual report
John Hancock
Disciplined Value International Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
34	Statement regarding liquidity risk management
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A shares were first offered on 9-29-14. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Cenovus Energy, Inc.	4.2
Sanofi	3.8
BAE Systems PLC	3.0
Novartis AG	2.8
Coca-Cola Europacific Partners PLC	2.7
Roche Holding AG	2.5
Svenska Handelsbanken AB, A Shares	2.5
Deutsche Telekom AG	2.4
TotalEnergies SE	2.3
SSE PLC	2.3
TOTAL	28.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
United Kingdom	21.6
Japan	13.8
Switzerland	10.4
France	10.2
Canada	7.8
Germany	7.4
South Korea	5.0
Sweden	3.0
Finland	2.3
Netherlands	2.2
TOTAL	83.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A [1]	-8.28	2.22	5.05	-10.08	11.62	63.65
Class C1	-5.07	2.54	5.03	-6.52	13.35	63.38
Class I1,2	-3.20	3.57	5.83	-5.13	19.19	76.23
Class R2[1,2]	-3.54	3.17	5.54	-5.33	16.90	71.40
Class R4[1,2]	-3.34	3.41	5.73	-5.20	18.27	74.50
Class R6[1,2]	-3.09	3.68	5.92	-5.09	19.81	77.66
Class NAV[1,2]	-3.02	3.69	5.92	-5.08	19.84	77.72
Index†	-8.15	4.77	5.77	-11.80	26.25	75.28
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.20	1.95	0.95	1.35	1.20	0.85	0.84
Net (%)	1.19	1.94	0.94	1.34	1.09	0.84	0.83
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI EAFE Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI EAFE Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	4-30-12	16,338	16,338	17,528
Class I1,2	4-30-12	17,623	17,623	17,528
Class R2[1,2]	4-30-12	17,140	17,140	17,528
Class R4[1,2]	4-30-12	17,450	17,450	17,528
Class R6[1,2]	4-30-12	17,766	17,766	17,528
Class NAV[1,2]	4-30-12	17,772	17,772	17,528
The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$946.80	$5.74	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	944.00	9.35	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	948.70	4.54	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R2	Actual expenses/actual returns	1,000.00	946.70	6.23	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class R4	Actual expenses/actual returns	1,000.00	948.00	5.26	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Class R6	Actual expenses/actual returns	1,000.00	949.10	4.06	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	949.20	4.01	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 94.8%		$1,946,031,491
(Cost $1,922,706,119)
Australia 0.8%		15,777,050
Aurizon Holdings, Ltd.	5,586,552	15,777,050
Austria 0.6%		11,951,766
ANDRITZ AG	281,144	11,951,766
Belgium 0.6%		11,677,281
UCB SA	102,727	11,677,281
Bermuda 1.9%		38,725,869
Everest Re Group, Ltd.	140,970	38,725,869
Canada 7.8%		161,128,510
Canadian Natural Resources, Ltd.	338,301	20,938,242
Cenovus Energy, Inc.	4,710,205	87,080,036
Kinross Gold Corp.	2,824,460	14,269,058
Yamana Gold, Inc.	7,037,703	38,841,174
China 0.4%		8,508,199
Topsports International Holdings, Ltd. (A)	11,124,000	8,508,199
Finland 2.3%		48,112,828
Metso Outotec OYJ	2,339,442	19,920,299
Sampo OYJ, A Shares	580,600	28,192,529
France 10.2%		209,443,923
Airbus SE	180,100	19,715,936
Capgemini SE	24,939	5,077,070
Eiffage SA	168,426	16,631,893
Imerys SA	361,792	14,233,218
Rexel SA	1,385,536	28,382,303
Sanofi (B)	744,494	78,689,426
TotalEnergies SE	951,347	46,714,077
Germany 6.6%		135,562,170
Allianz SE	80,167	18,088,453
Deutsche Post AG	415,009	17,730,259
Deutsche Telekom AG	2,672,107	49,223,425
Rheinmetall AG	40,295	9,083,488
Siemens AG	337,005	41,436,545
Greece 0.7%		15,294,774
Hellenic Telecommunications Organization SA	795,025	15,294,774
India 0.9%		18,118,818
HDFC Bank, Ltd., ADR	328,180	18,118,818
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

	Shares	Value
Ireland 2.1%		$43,803,142
CRH PLC	432,934	17,111,698
CRH PLC (London Stock Exchange)	345,437	13,755,827
Flutter Entertainment PLC (C)	128,067	12,935,617
Italy 0.4%		8,581,876
UniCredit SpA	927,259	8,581,876
Japan 13.8%		283,924,950
Asahi Group Holdings, Ltd.	826,000	31,134,291
BIPROGY, Inc.	484,500	12,240,886
Chugai Pharmaceutical Company, Ltd.	451,600	13,532,269
Fuji Corp. (Aichi)	912,500	15,224,650
Honda Motor Company, Ltd.	1,312,200	34,515,523
IHI Corp.	650,700	14,754,480
KDDI Corp.	691,300	22,892,192
Komatsu, Ltd.	1,345,100	30,273,471
Renesas Electronics Corp. (C)	2,401,700	25,645,276
Sony Group Corp.	214,900	18,546,103
Sumitomo Heavy Industries, Ltd.	752,100	15,915,485
Sumitomo Mitsui Financial Group, Inc.	1,020,100	30,821,248
TS Tech Company, Ltd.	830,200	8,663,661
Yamaha Motor Company, Ltd.	473,000	9,765,415
Netherlands 2.2%		44,771,640
ING Groep NV (B)	1,522,193	14,421,606
Stellantis NV	2,255,834	30,350,034
Norway 0.5%		9,569,508
DNB Bank ASA	493,851	9,569,508
South Korea 5.0%		102,646,120
Hana Financial Group, Inc.	545,543	20,254,217
KB Financial Group, Inc.	392,468	18,259,226
POSCO Holdings, Inc.	89,537	20,443,696
Samsung Electronics Company, Ltd.	386,136	20,578,569
SK Square Company, Ltd. (C)	208,050	8,593,468
SK Telecom Company, Ltd.	321,825	14,516,944
Spain 1.0%		21,614,627
Applus Services SA	1,375,783	10,732,420
Ence Energia y Celulosa SA (C)	2,905,036	10,882,207
Sweden 3.0%		60,611,572
Svenska Handelsbanken AB, A Shares	5,069,731	51,134,925
Volvo AB, B Shares (B)	594,019	9,476,647
Switzerland 10.4%		213,032,987
Glencore PLC (C)	5,091,646	31,373,036
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	655,880	$57,959,665
Roche Holding AG	139,374	51,681,837
STMicroelectronics NV	566,141	20,917,348
Swiss Re AG	118,732	9,736,837
UBS Group AG	2,436,540	41,364,264
United Kingdom 21.6%		442,552,023
AstraZeneca PLC	184,738	24,651,675
BAE Systems PLC	6,742,963	62,282,458
Coca-Cola Europacific Partners PLC	1,107,643	55,326,768
Endeavour Mining PLC	630,662	15,434,565
Ferroglobe PLC (C)	1,628,964	10,506,818
GlaxoSmithKline PLC	857,411	19,328,259
IMI PLC	1,722,479	28,997,476
Informa PLC (C)	1,527,437	10,835,489
Liberty Global PLC, Series A (C)	1,223,767	27,852,937
NatWest Group PLC	9,948,773	26,690,453
Nomad Foods, Ltd. (C)	682,345	12,596,089
Persimmon PLC	425,877	11,091,662
Shell PLC	1,639,706	44,019,388
Smith & Nephew PLC	650,102	10,537,222
SSE PLC	1,992,219	46,270,943
Tesco PLC	2,876,563	9,772,609
Travis Perkins PLC	1,084,189	16,536,512
WH Smith PLC (C)	545,859	9,820,700
United States 2.0%		40,621,858
Applied Materials, Inc.	123,157	13,590,375
Envista Holdings Corp. (C)	344,857	13,663,234

FMC Corp.	100,862	13,368,249
Preferred securities 0.8%		$17,099,618
(Cost $22,144,415)
Germany 0.8%		17,099,618
Volkswagen AG	110,415	17,099,618

	Yield (%)	Shares	Value
Short-term investments 8.6%			$176,033,628
(Cost $176,036,526)
Short-term funds 8.6%			176,033,628
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.1486(D)	94,652,056	94,652,056
John Hancock Collateral Trust (E)	0.3773(D)	8,139,378	81,381,572

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	11

Total investments (Cost $2,120,887,060) 104.2%	$2,139,164,737
Other assets and liabilities, net (4.2%)	(87,110,173)
Total net assets 100.0%	$2,052,054,564

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 4-30-22.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 4-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $2,137,338,724. Net unrealized appreciation aggregated to $1,826,013, of which $157,435,646 related to gross unrealized appreciation and $155,609,633 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,039,502,590) including $67,575,265 of securities loaned	$2,057,783,165
Affiliated investments, at value (Cost $81,384,470)	81,381,572
Total investments, at value (Cost $2,120,887,060)	2,139,164,737
Cash	400
Foreign currency, at value (Cost $4,557,995)	4,490,280
Dividends and interest receivable	12,215,979
Receivable for fund shares sold	958,721
Receivable for investments sold	10,041,222
Receivable for securities lending income	12,962
Other assets	124,422
Total assets	2,167,008,723
Liabilities
Payable for investments purchased	32,910,341
Payable for fund shares repurchased	279,715
Payable upon return of securities loaned	81,372,932
Payable to affiliates
Accounting and legal services fees	111,593
Transfer agent fees	23,406
Distribution and service fees	120
Trustees’ fees	798
Other liabilities and accrued expenses	255,254
Total liabilities	114,954,159
Net assets	$2,052,054,564
Net assets consist of
Paid-in capital	$2,179,081,835
Total distributable earnings (loss)	(127,027,271)
Net assets	$2,052,054,564

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($113,428,387 ÷ 8,501,605 shares)[1]	$13.34
Class C ($5,564,507 ÷ 417,935 shares)[1]	$13.31
Class I ($96,417,027 ÷ 7,216,428 shares)	$13.36
Class R2 ($682,082 ÷ 51,040 shares)	$13.36
Class R4 ($168,194 ÷ 12,599 shares)	$13.35
Class R6 ($377,051,317 ÷ 28,223,229 shares)	$13.36
Class NAV ($1,458,743,050 ÷ 109,227,122 shares)	$13.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$37,880,429
Interest	18,208
Non-cash dividends	14,049,958
Securities lending	210,970
Less foreign taxes withheld	(3,869,853)
Total investment income	48,289,712
Expenses
Investment management fees	8,323,242
Distribution and service fees	179,707
Accounting and legal services fees	147,902
Transfer agent fees	128,904
Trustees’ fees	17,146
Custodian fees	291,999
State registration fees	68,953
Printing and postage	22,179
Professional fees	79,736
Other	52,840
Total expenses	9,312,608
Less expense reductions	(96,324)
Net expenses	9,216,284
Net investment income	39,073,428
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	100,869,725
Affiliated investments	7,996
Capital gain distributions received from affiliated investments	3
100,877,724
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(246,014,572)
Affiliated investments	(500)
(246,015,072)
Net realized and unrealized loss	(145,137,348)
Decrease in net assets from operations	$(106,063,920)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$39,073,428	$58,495,383
Net realized gain	100,877,724	260,623,538
Change in net unrealized appreciation (depreciation)	(246,015,072)	335,611,573
Increase (decrease) in net assets resulting from operations	(106,063,920)	654,730,494
Distributions to shareholders
From earnings
Class A	(3,567,029)	(1,328,785)
Class C	(147,560)	(38,994)
Class I	(2,232,886)	(721,891)
Class R2	(21,948)	(8,248)
Class R4	(5,774)	(2,049)
Class R6	(12,677,795)	(5,417,908)
Class NAV	(55,772,157)	(22,078,269)
Total distributions	(74,425,149)	(29,596,144)
From fund share transactions	1,205,560	(74,231,414)
Total increase (decrease)	(179,283,509)	550,902,936
Net assets
Beginning of period	2,231,338,073	1,680,435,137
End of period	$2,052,054,564	$2,231,338,073
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.54	$10.57	$12.21	$12.42	$14.28	$11.83
Net investment income[2]	0.23	0.33	0.16	0.25	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.99)	3.80	(1.53)	—[3]	(1.71)	2.47
Total from investment operations	(0.76)	4.13	(1.37)	0.25	(1.51)	2.59
Less distributions
From net investment income	(0.44)	(0.16)	(0.27)	(0.14)	(0.11)	(0.14)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.44)	(0.16)	(0.27)	(0.46)	(0.35)	(0.14)
Net asset value, end of period	$13.34	$14.54	$10.57	$12.21	$12.42	$14.28
Total return (%)[4,5]	(5.32)[6]	39.23	(11.53)	2.34	(10.87)	22.14
Ratios and supplemental data
Net assets, end of period (in millions)	$113	$118	$91	$114	$124	$129
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]	1.20	1.23	1.28	1.31	1.36
Expenses including reductions	1.19[7]	1.19	1.23	1.27	1.29	1.34
Net investment income	3.30[7]	2.35	1.42	2.13	1.41	0.97
Portfolio turnover (%)	37	76	99[8]	96	95	84[8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.45	$10.51	$12.16	$12.35	$14.21	$11.78
Net investment income[2]	0.17	0.22	0.07	0.17	0.10	0.04
Net realized and unrealized gain (loss) on investments	(0.98)	3.79	(1.54)	—[3]	(1.71)	2.45
Total from investment operations	(0.81)	4.01	(1.47)	0.17	(1.61)	2.49
Less distributions
From net investment income	(0.33)	(0.07)	(0.18)	(0.04)	(0.01)	(0.06)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.33)	(0.07)	(0.18)	(0.36)	(0.25)	(0.06)
Net asset value, end of period	$13.31	$14.45	$10.51	$12.16	$12.35	$14.21
Total return (%)[4,5]	(5.60)[6]	38.27	(12.30)	1.67	(11.52)	21.22
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$11	$14	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[7]	1.95	1.98	2.00	2.01	2.06
Expenses including reductions	1.94[7]	1.94	1.98	1.99	1.99	2.04
Net investment income	2.49[7]	1.58	0.63	1.44	0.71	0.32
Portfolio turnover (%)	37	76	99[8]	96	95	84[8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.58	$10.59	$12.24	$12.45	$14.32	$11.87
Net investment income[2]	0.27	0.36	0.19	0.27	0.24	0.18
Net realized and unrealized gain (loss) on investments	(1.02)	3.81	(1.54)	0.02	(1.72)	2.44
Total from investment operations	(0.75)	4.17	(1.35)	0.29	(1.48)	2.62
Less distributions
From net investment income	(0.47)	(0.18)	(0.30)	(0.18)	(0.15)	(0.17)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.47)	(0.18)	(0.30)	(0.50)	(0.39)	(0.17)
Net asset value, end of period	$13.36	$14.58	$10.59	$12.24	$12.45	$14.32
Total return (%)[3]	(5.13)[4]	39.55	(11.36)	2.73	(10.65)	22.45
Ratios and supplemental data
Net assets, end of period (in millions)	$96	$69	$42	$88	$303	$357
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.95	0.98	1.01	1.02	1.05
Expenses including reductions	0.94[5]	0.94	0.98	0.98	0.98	1.03
Net investment income	3.82[5]	2.57	1.62	2.22	1.75	1.38
Portfolio turnover (%)	37	76	99[6]	96	95	84[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.55	$10.58	$12.22	$12.42	$14.29	$11.85
Net investment income[2]	0.22	0.31	0.15	0.24	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.99)	3.80	(1.53)	0.01	(1.73)	2.45
Total from investment operations	(0.77)	4.11	(1.38)	0.25	(1.53)	2.57
Less distributions
From net investment income	(0.42)	(0.14)	(0.26)	(0.13)	(0.10)	(0.13)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.42)	(0.14)	(0.26)	(0.45)	(0.34)	(0.13)
Net asset value, end of period	$13.36	$14.55	$10.58	$12.22	$12.42	$14.29
Total return (%)[3]	(5.33)[4]	39.06	(11.61)	2.32	(11.01)	21.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$3	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[5]	1.29	1.32	1.35	1.41	1.43
Expenses including reductions	1.29[5]	1.28	1.32	1.34	1.39	1.42
Net investment income	3.20[5]	2.26	1.30	1.98	1.39	0.94
Portfolio turnover (%)	37	76	99[6]	96	95	84[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.55	$10.58	$12.22	$12.44	$14.30	$11.86
Net investment income[2]	0.24	0.34	0.18	0.22	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.99)	3.80	(1.54)	0.04	(1.69)	2.45
Total from investment operations	(0.75)	4.14	(1.36)	0.26	(1.49)	2.61
Less distributions
From net investment income	(0.45)	(0.17)	(0.28)	(0.16)	(0.13)	(0.17)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.45)	(0.17)	(0.28)	(0.48)	(0.37)	(0.17)
Net asset value, end of period	$13.35	$14.55	$10.58	$12.22	$12.44	$14.30
Total return (%)[3]	(5.20)[4]	39.33	(11.44)	2.45	(10.70)	22.30
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.20	1.21	1.25	1.25	1.26
Expenses including reductions	1.09[6]	1.09	1.11	1.14	1.13	1.14
Net investment income	3.36[6]	2.45	1.68	1.84	1.42	1.22
Portfolio turnover (%)	37	76	99[7]	96	95	84[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.58	$10.59	$12.24	$12.46	$14.32	$11.87
Net investment income[2]	0.26	0.38	0.20	0.31	0.26	0.18
Net realized and unrealized gain (loss) on investments	(0.99)	3.81	(1.54)	(0.01)	(1.71)	2.46
Total from investment operations	(0.73)	4.19	(1.34)	0.30	(1.45)	2.64
Less distributions
From net investment income	(0.49)	(0.20)	(0.31)	(0.20)	(0.17)	(0.19)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.49)	(0.20)	(0.31)	(0.52)	(0.41)	(0.19)
Net asset value, end of period	$13.36	$14.58	$10.59	$12.24	$12.46	$14.32
Total return (%)[3]	(5.09)[4]	39.77	(11.28)	2.77	(10.50)	22.59
Ratios and supplemental data
Net assets, end of period (in millions)	$377	$382	$287	$186	$219	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.85	0.87	0.89	0.92	0.95
Expenses including reductions	0.84[5]	0.84	0.86	0.88	0.88	0.92
Net investment income	3.68[5]	2.74	1.86	2.57	1.90	1.41
Portfolio turnover (%)	37	76	99[6]	96	95	84[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.58	$10.59	$12.24	$12.46	$14.32	$11.87
Net investment income[2]	0.26	0.38	0.20	0.32	0.23	0.17
Net realized and unrealized gain (loss) on investments	(0.99)	3.81	(1.54)	(0.02)	(1.69)	2.47
Total from investment operations	(0.73)	4.19	(1.34)	0.30	(1.46)	2.64
Less distributions
From net investment income	(0.49)	(0.20)	(0.31)	(0.20)	(0.16)	(0.19)
From net realized gain	—	—	—	(0.32)	(0.24)	—
Total distributions	(0.49)	(0.20)	(0.31)	(0.52)	(0.40)	(0.19)
Net asset value, end of period	$13.36	$14.58	$10.59	$12.24	$12.46	$14.32
Total return (%)[3]	(5.08)[4]	39.80	(11.28)	2.77	(10.43)	22.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1,459	$1,655	$1,254	$1,305	$794	$327
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.84	0.86	0.88	0.90	0.94
Expenses including reductions	0.83[5]	0.83	0.85	0.87	0.88	0.92
Net investment income	3.64[5]	2.73	1.82	2.73	1.71	1.34
Portfolio turnover (%)	37	76	99[6]	96	95	84[6]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
24	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$15,777,050	—	$15,777,050	—
Austria	11,951,766	—	11,951,766	—
Belgium	11,677,281	—	11,677,281	—
Bermuda	38,725,869	$38,725,869	—	—
Canada	161,128,510	161,128,510	—	—
China	8,508,199	—	8,508,199	—
Finland	48,112,828	—	48,112,828	—
France	209,443,923	—	209,443,923	—
Germany	135,562,170	—	135,562,170	—
Greece	15,294,774	—	15,294,774	—
India	18,118,818	18,118,818	—	—
Ireland	43,803,142	—	43,803,142	—
Italy	8,581,876	—	8,581,876	—
Japan	283,924,950	—	283,924,950	—
Netherlands	44,771,640	—	44,771,640	—
Norway	9,569,508	—	9,569,508	—
South Korea	102,646,120	—	102,646,120	—
Spain	21,614,627	—	21,614,627	—
Sweden	60,611,572	—	60,611,572	—
Switzerland	213,032,987	—	213,032,987	—
United Kingdom	442,552,023	121,717,177	320,834,846	—
United States	40,621,858	40,621,858	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	25

	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$17,099,618	—	$17,099,618	—
Short-term investments	176,033,628	$176,033,628	—	—
Total investments in securities	$2,139,164,737	$556,345,860	$1,582,818,877	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $67,575,265 and received $81,372,932 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
26	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $4,742.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2021, the fund has a short-term capital loss carryforward of $136,253,520 and a long-term capital loss carryforward of $115,704,917 available to offset future net realized capital gains. These carryforwards do not expire.
Due to prior year merger activity, the total capital loss carryforward as of October 31, 2021, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unsused portion of this limitation will carryforward to the following fiscal years.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	27

As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis based on the following: If aggregate average daily net assets are less than $300 million, then the management fee rate is 0.825% of all aggregate average daily net assets. If aggregate average daily net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee rate is 0.775% of all aggregate average daily net assets. If aggregate average daily net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate average daily net assets; b) 0.750% of the next $500 million of aggregate average daily net assets; and c) 0.725% of the aggregate average daily net assets in excess of $3 billion. Aggregate net assets include the net assets of the fund, JHVIT Disciplined Value International Trust, Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada). Prior to April 1, 2022, aggregate net assets include the net assets of the fund, JHVIT Disciplined Value International Trust and Manulife Boston Partners International Equity Fund (Canada). The Advisor has a subadvisory agreement Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
28	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,248
Class C	279
Class I	3,396
Class R2	32
Class	Expense reduction
Class R4	$8
Class R6	16,911
Class NAV	70,360
Total	$96,234

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	29

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $90 for Class R4 shares for the six months ended April 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,849 for the six months ended April 30, 2022. Of this amount, $5,065 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $22,784 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $583 and $1,199 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$146,627	$66,188
Class C	31,141	3,513
Class I	—	42,853
Class R2	1,626	31
Class R4	313	8
Class R6	—	16,311
Total	$179,707	$128,904
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
30	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,800,000	1	0.540%	$(57)
Lender	70,000,000	1	0.540%	1,050
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	704,863	$9,950,209	842,185	$11,762,883
Distributions reinvested	259,411	3,530,587	102,330	1,316,984
Repurchased	(607,466)	(8,595,350)	(1,447,163)	(19,941,446)
Net increase (decrease)	356,808	$4,885,446	(502,648)	$(6,861,579)
Class C shares
Sold	37,459	$529,692	50,459	$698,732
Distributions reinvested	10,834	147,560	3,015	38,834
Repurchased	(78,046)	(1,085,961)	(193,192)	(2,613,823)
Net decrease	(29,753)	$(408,709)	(139,718)	$(1,876,257)
Class I shares
Sold	2,717,587	$37,945,328	1,658,400	$23,555,779
Distributions reinvested	163,444	2,226,107	55,897	719,959
Repurchased	(382,961)	(5,361,282)	(930,800)	(13,022,411)
Net increase	2,498,070	$34,810,153	783,497	$11,253,327
Class R2 shares
Sold	4,803	$68,367	13,578	$191,982
Distributions reinvested	1,608	21,929	615	7,938
Repurchased	(6,731)	(95,303)	(24,320)	(336,346)
Net decrease	(320)	$(5,007)	(10,127)	$(136,426)
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	31

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	701	$9,865	1,033	$14,567
Distributions reinvested	424	5,774	159	2,049
Repurchased	(943)	(13,186)	(1,000)	(13,665)
Net increase	182	$2,453	192	$2,951
Class R6 shares
Sold	2,800,009	$39,084,164	5,025,809	$69,189,620
Distributions reinvested	931,488	12,677,552	420,967	5,417,840
Repurchased	(1,705,072)	(24,073,898)	(6,301,254)	(89,255,766)
Net increase (decrease)	2,026,425	$27,687,818	(854,478)	$(14,648,306)
Class NAV shares
Sold	2,116,156	$29,824,985	12,590,605	$174,874,892
Distributions reinvested	4,097,881	55,772,157	1,715,483	22,078,269
Repurchased	(10,486,204)	(151,363,736)	(19,181,201)	(258,918,285)
Net decrease	(4,272,167)	$(65,766,594)	(4,875,113)	$(61,965,124)
Total net increase (decrease)	579,245	$1,205,560	(5,598,395)	$(74,231,414)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $757,623,907 and $807,240,120, respectively, for the six months ended April 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 58.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	20.0%
JHF II Multimanager Lifestyle Balanced Portfolio	15.4%
JHF II Multimanager Lifestyle Aggressive Portfolio	8.8%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
32	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	8,139,378	$51,917,162	$177,245,891	$(147,788,977)	$7,996	$(500)	$210,970	$3	$81,381,572

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value International Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
34	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	35

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181971	455SA 4/22
6/2022

Semiannual report
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	Statement regarding liquidity risk management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 12-20-13 and ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
PDC Energy, Inc.	1.8
Mercury Systems, Inc.	1.6
Ping Identity Holding Corp.	1.5
Sunstone Hotel Investors, Inc.	1.5
Boot Barn Holdings, Inc.	1.5
Lantheus Holdings, Inc.	1.5
Arcosa, Inc.	1.4
Prestige Consumer Healthcare, Inc.	1.4
Curtiss-Wright Corp.	1.4
Progress Software Corp.	1.4
TOTAL	15.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)
Class A1	-13.03	8.20	8.56	-13.03	48.29	98.78
Class I2	-8.22	9.55	9.46	-8.32	57.77	112.95
Class R6[1,2]	-8.10	9.69	9.45	-8.29	58.76	112.80
Class NAV[2]	-8.11	9.68	9.58	-8.30	58.72	114.93
Index†	-16.87	7.24	7.63	-18.38	41.86	84.92
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.24	0.99	0.89	0.88
Net (%)	1.23	0.98	0.88	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-20-13	21,295	21,295	18,492
Class R6[1,2]	12-20-13	21,280	21,280	18,492
Class NAV[2]	12-20-13	21,493	21,493	18,492
The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 12-20-13. Class A shares ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares. Class R6 shares were first offered on 8-30-17. Returns shown prior to this date are those of Class A shares (or Class I shares for the period between 3-10-16 and 8-30-17), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$915.20	$5.84	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class I	Actual expenses/actual returns	1,000.00	916.80	4.66	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class R6	Actual expenses/actual returns	1,000.00	917.10	4.14	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	917.00	4.09	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	7

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 96.1%		$1,600,817,723
(Cost $1,599,740,689)
Communication services 8.4%		139,499,273
Diversified telecommunication services 1.3%
Cogent Communications Holdings, Inc.	371,876	21,754,746
Entertainment 1.2%
Madison Square Garden Sports Corp. (A)	124,022	20,105,206
Interactive media and services 3.6%
CarGurus, Inc. (A)	457,936	14,965,348
Yelp, Inc. (A)	663,406	21,580,597
Ziff Davis, Inc. (A)	253,757	22,421,969
Media 2.3%
PubMatic, Inc., Class A (A)	821,171	18,533,829
WideOpenWest, Inc. (A)	1,004,368	20,137,578
Consumer discretionary 9.6%		160,408,237
Auto components 0.9%
Stoneridge, Inc. (A)	742,956	14,643,663
Household durables 2.7%
Newell Brands, Inc.	803,797	18,607,901
Universal Electronics, Inc. (A)	503,955	14,866,673
Vizio Holding Corp., Class A (A)	1,634,139	11,831,166
Internet and direct marketing retail 1.6%
Groupon, Inc. (A)	975,844	19,038,716
The RealReal, Inc. (A)	1,571,087	8,515,292
Leisure products 0.8%
Malibu Boats, Inc., Class A (A)	266,996	13,427,229
Specialty retail 2.7%
Boot Barn Holdings, Inc. (A)	279,789	25,197,797
Lithia Motors, Inc.	67,634	19,149,214
Textiles, apparel and luxury goods 0.9%
Columbia Sportswear Company	184,160	15,130,586
Consumer staples 4.4%		73,472,803
Food and staples retailing 1.3%
United Natural Foods, Inc. (A)	511,630	21,964,276
Household products 2.0%
Central Garden & Pet Company, Class A (A)	396,464	16,405,680
Spectrum Brands Holdings, Inc.	192,589	16,383,546
Personal products 1.1%
Nu Skin Enterprises, Inc., Class A	439,008	18,719,301
8	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 4.3%		$70,806,399
Oil, gas and consumable fuels 4.3%
Magnolia Oil & Gas Corp., Class A	852,642	19,815,400
PDC Energy, Inc.	418,974	29,219,250
Whiting Petroleum Corp.	298,039	21,771,749
Financials 10.1%		168,556,588
Banks 7.2%
Atlantic Union Bankshares Corp.	556,005	18,781,849
Banner Corp.	310,783	16,689,047
First Hawaiian, Inc.	638,197	15,067,831
Independent Bank Group, Inc.	247,510	16,781,178
Pinnacle Financial Partners, Inc.	195,993	15,199,257
SouthState Corp.	236,383	18,305,500
Univest Financial Corp.	770,462	19,415,642
Capital markets 1.0%
Moelis & Company, Class A	389,021	17,218,069
Consumer finance 0.8%
LendingTree, Inc. (A)	170,810	13,565,730
Diversified financial services 1.1%
Compass Diversified Holdings	802,035	17,532,485
Health care 15.8%		262,902,623
Biotechnology 0.6%
ACADIA Pharmaceuticals, Inc. (A)	342,728	6,319,904
Sage Therapeutics, Inc. (A)	101,701	3,205,616
Health care equipment and supplies 6.1%
AngioDynamics, Inc. (A)	692,003	14,566,663
Integer Holdings Corp. (A)	220,819	16,598,964
Integra LifeSciences Holdings Corp. (A)	322,373	19,716,333
Lantheus Holdings, Inc. (A)	371,408	24,665,205
Merit Medical Systems, Inc. (A)	275,247	17,068,066
SeaSpine Holdings Corp. (A)	969,455	9,025,626
Health care providers and services 5.3%
Covetrus, Inc. (A)	1,204,544	16,622,707
ModivCare, Inc. (A)	171,899	17,872,339
Option Care Health, Inc. (A)	411,867	12,306,586
Owens & Minor, Inc.	584,686	20,750,506
Tivity Health, Inc. (A)	622,667	20,006,291
Health care technology 1.1%
Change Healthcare, Inc. (A)	814,550	19,190,798
Life sciences tools and services 1.3%
Syneos Health, Inc. (A)	291,254	21,287,755
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	9

	Shares	Value
Health care (continued)
Pharmaceuticals 1.4%
Prestige Consumer Healthcare, Inc. (A)	433,576	$23,699,264
Industrials 14.1%		235,031,849
Aerospace and defense 4.3%
Curtiss-Wright Corp.	164,932	23,570,432
Hexcel Corp.	398,184	21,645,282
Mercury Systems, Inc. (A)	486,976	27,168,391
Building products 3.0%
Gibraltar Industries, Inc. (A)	346,109	13,096,765
PGT Innovations, Inc. (A)	1,109,940	19,723,634
The AZEK Company, Inc. (A)	765,893	16,267,567
Construction and engineering 3.5%
Arcosa, Inc.	454,750	24,342,768
EMCOR Group, Inc.	150,406	16,015,231
Quanta Services, Inc.	160,015	18,558,540
Electrical equipment 1.2%
Regal Rexnord Corp.	158,010	20,105,192
Machinery 2.1%
Blue Bird Corp. (A)	816,905	13,094,987
The Timken Company	372,017	21,443,060
Information technology 21.9%		365,121,872
IT services 1.2%
WNS Holdings, Ltd., ADR (A)	250,236	19,610,995
Semiconductors and semiconductor equipment 8.8%
Alpha & Omega Semiconductor, Ltd. (A)	483,234	20,730,739
Axcelis Technologies, Inc. (A)	385,999	21,017,646
FormFactor, Inc. (A)	547,038	20,847,618
MACOM Technology Solutions Holdings, Inc. (A)	334,256	17,030,343
MaxLinear, Inc. (A)	487,134	23,319,105
SMART Global Holdings, Inc. (A)	972,278	22,031,819
Veeco Instruments, Inc. (A)	957,664	21,949,659
Software 11.9%
ChannelAdvisor Corp. (A)	786,004	11,404,918
Cognyte Software, Ltd. (A)	1,579,900	10,711,722
CommVault Systems, Inc. (A)	292,229	17,825,969
CyberArk Software, Ltd. (A)	137,451	21,599,050
Ping Identity Holding Corp. (A)	991,273	25,901,963
Progress Software Corp.	488,280	23,427,674
Tenable Holdings, Inc. (A)	411,263	22,714,055
Varonis Systems, Inc. (A)	518,913	22,417,042
Xperi Holding Corp.	1,342,107	20,936,869
10	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Zuora, Inc., Class A (A)	1,778,528	$21,644,686
Materials 2.4%		40,397,075
Chemicals 1.3%
Avient Corp.	451,111	22,212,706
Construction materials 1.1%
Summit Materials, Inc., Class A (A)	654,114	18,184,369
Real estate 4.2%		69,699,781
Equity real estate investment trusts 4.2%
American Assets Trust, Inc.	577,540	21,137,964
First Industrial Realty Trust, Inc.	394,062	22,855,596
Sunstone Hotel Investors, Inc. (A)	2,098,467	25,706,221
Utilities 0.9%		14,921,223
Multi-utilities 0.9%
Unitil Corp.	292,573	14,921,223

	Yield (%)	Shares	Value
Short-term investments 3.6%			$59,873,391
(Cost $59,873,391)
Short-term funds 3.6%			59,873,391
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2918(B)	59,873,391	59,873,391

Total investments (Cost $1,659,614,080) 99.7%	$1,660,691,114
Other assets and liabilities, net 0.3%	4,833,027
Total net assets 100.0%	$1,665,524,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $1,667,491,540. Net unrealized depreciation aggregated to $6,800,426, of which $178,803,680 related to gross unrealized appreciation and $185,604,106 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,659,614,080)	$1,660,691,114
Interest receivable	8,268
Receivable for fund shares sold	7,928,130
Receivable for investments sold	3,291,107
Other assets	123,485
Total assets	1,672,042,104
Liabilities
Foreign currency overdraft, at value (cost $70)	64
Payable for investments purchased	4,002,601
Payable for fund shares repurchased	2,144,884
Payable to affiliates
Accounting and legal services fees	88,893
Transfer agent fees	78,832
Trustees’ fees	205
Other liabilities and accrued expenses	202,484
Total liabilities	6,517,963
Net assets	$1,665,524,141
Net assets consist of
Paid-in capital	$1,558,842,155
Total distributable earnings (loss)	106,681,986
Net assets	$1,665,524,141

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($353,913,636 ÷ 23,539,874 shares)[1]	$15.03
Class I ($453,651,603 ÷ 30,003,284 shares)	$15.12
Class R6 ($279,262,523 ÷ 18,410,763 shares)	$15.17
Class NAV ($578,696,379 ÷ 38,166,205 shares)	$15.16
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$6,603,549
Interest	16,176
Total investment income	6,619,725
Expenses
Investment management fees	6,774,417
Distribution and service fees	468,400
Accounting and legal services fees	118,308
Transfer agent fees	434,480
Trustees’ fees	13,151
Custodian fees	95,566
State registration fees	78,311
Printing and postage	44,851
Professional fees	44,759
Other	27,534
Total expenses	8,099,777
Less expense reductions	(73,778)
Net expenses	8,025,999
Net investment loss	(1,406,274)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	115,411,360
115,411,360
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(259,977,135)
(259,977,135)
Net realized and unrealized loss	(144,565,775)
Decrease in net assets from operations	$(145,972,049)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(1,406,274)	$(2,212,143)
Net realized gain	115,411,360	198,792,457
Change in net unrealized appreciation (depreciation)	(259,977,135)	222,681,075
Increase (decrease) in net assets resulting from operations	(145,972,049)	419,261,389
Distributions to shareholders
From earnings
Class A	(42,498,021)	(3,828,973)
Class I	(38,685,082)	(1,085,792)
Class R6	(28,511,043)	(1,816,600)
Class NAV	(73,151,385)	(7,283,499)
Total distributions	(182,845,531)	(14,014,864)
From fund share transactions	377,723,023	499,112,715
Total increase	48,905,443	904,359,240
Net assets
Beginning of period	1,616,618,698	712,259,458
End of period	$1,665,524,141	$1,616,618,698
14	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$18.52	$12.22	$11.78	$11.42	$13.82	$12.86
Net investment loss[3]	(0.03)	(0.07)	(0.02)	(0.01)	(0.01)	—[4]
Net realized and unrealized gain (loss) on investments	(1.40)	6.57	0.46	0.89	(0.89)	0.96
Total from investment operations	(1.43)	6.50	0.44	0.88	(0.90)	0.96
Less distributions
From net realized gain	(2.06)	(0.20)	—	(0.52)	(1.50)	—
Net asset value, end of period	$15.03	$18.52	$12.22	$11.78	$11.42	$13.82
Total return (%)[5,6]	(8.48)[7]	53.59	3.74	8.45	(7.59)	7.47[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$354	$377	$229	$235	$240	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[8]	1.24	1.30	1.29	1.37	1.41[8]
Expenses including reductions	1.23[8]	1.23	1.29	1.29	1.36	1.40[8]
Net investment loss	(0.42)[8]	(0.41)	(0.19)	(0.10)	(0.07)	—[8,9]
Portfolio turnover (%)	34	64	82	72	102[10]	68[11]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 8-30-17 (relaunch date) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	15

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$18.59	$12.25	$11.78	$11.41	$13.82	$10.98
Net investment income (loss)[2]	(0.02)	(0.03)	—[3]	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments	(1.38)	6.59	0.47	0.89	(0.90)	2.88
Total from investment operations	(1.40)	6.56	0.47	0.91	(0.88)	2.93
Less distributions
From net investment income	(0.01)	(0.02)	—	(0.02)	(0.03)	(0.09)
From net realized gain	(2.06)	(0.20)	—	(0.52)	(1.50)	—
Total distributions	(2.07)	(0.22)	—	(0.54)	(1.53)	(0.09)
Net asset value, end of period	$15.12	$18.59	$12.25	$11.78	$11.41	$13.82
Total return (%)[4]	(8.32)[5]	53.94	3.99	8.79	(7.48)	26.79
Ratios and supplemental data
Net assets, end of period (in millions)	$454	$308	$47	$25	$29	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[6]	0.99	1.04	1.05	1.13	1.15
Expenses including reductions	0.98[6]	0.98	1.04	1.04	1.12	1.14
Net investment income (loss)	(0.20)[6]	(0.19)	(0.01)	0.14	0.19	0.41
Portfolio turnover (%)	34	64	82	72	102[7]	68

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
16	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$18.65	$12.28	$11.79	$11.43	$13.83	$12.86
Net investment income (loss)[3]	(0.01)	(0.01)	0.02	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.40)	6.61	0.47	0.89	(0.90)	0.96
Total from investment operations	(1.41)	6.60	0.49	0.92	(0.86)	0.97
Less distributions
From net investment income	(0.01)	(0.03)	—	(0.04)	(0.04)	—
From net realized gain	(2.06)	(0.20)	—	(0.52)	(1.50)	—
Total distributions	(2.07)	(0.23)	—	(0.56)	(1.54)	—
Net asset value, end of period	$15.17	$18.65	$12.28	$11.79	$11.43	$13.83
Total return (%)[4]	(8.29)[5]	54.16	4.16	8.83	(7.30)	7.54[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$279	$242	$95	$86	$82	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[7]	0.89	0.93	0.94	1.02	1.05[7]
Expenses including reductions	0.87[7]	0.88	0.93	0.93	1.01	1.04[7]
Net investment income (loss)	(0.08)[7]	(0.07)	0.16	0.25	0.29	0.45[7]
Portfolio turnover (%)	34	64	82	72	102[8]	68[9]

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	17

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$18.64	$12.27	$11.79	$11.42	$13.83	$10.98
Net investment income (loss)[2]	—[3]	(0.01)	0.02	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investments	(1.40)	6.61	0.46	0.90	(0.91)	2.89
Total from investment operations	(1.40)	6.60	0.48	0.93	(0.87)	2.95
Less distributions
From net investment income	(0.02)	(0.03)	—	(0.04)	(0.04)	(0.10)
From net realized gain	(2.06)	(0.20)	—	(0.52)	(1.50)	—
Total distributions	(2.08)	(0.23)	—	(0.56)	(1.54)	(0.10)
Net asset value, end of period	$15.16	$18.64	$12.27	$11.79	$11.42	$13.83
Total return (%)[4]	(8.30)[5]	54.07	4.16	8.94	(7.36)	27.00
Ratios and supplemental data
Net assets, end of period (in millions)	$579	$690	$342	$298	$156	$176
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.88	0.92	0.93	1.01	1.04
Expenses including reductions	0.86[6]	0.87	0.91	0.92	1.00	1.03
Net investment income (loss)	(0.05)[6]	(0.05)	0.15	0.26	0.32	0.49
Portfolio turnover (%)	34	64	82	72	102[7]	68

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
18	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	19

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $4,053.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
20	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	21

fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$16,756
Class I	16,740
Class R6	11,958
Class	Expense reduction
Class NAV	$28,324
Total	$73,778

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $168,654 for the six months ended April 30, 2022. Of this amount, $28,820 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $139,834 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $2,766 for Class A.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
22	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$468,400	$211,244
Class I	—	211,665
Class R6	—	11,571
Total	$468,400	$434,480
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$15,600,000	1	0.540%	$234
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,172,361	$36,373,780	4,028,265	$71,297,313
Distributions reinvested	2,610,958	42,193,082	249,970	3,801,809
Repurchased	(1,616,677)	(26,753,418)	(2,641,305)	(45,923,216)
Net increase	3,166,642	$51,813,444	1,636,930	$29,175,906
Class I shares
Sold	16,471,709	$273,613,662	16,045,645	$286,846,051
Distributions reinvested	2,376,848	38,600,010	71,271	1,085,462
Repurchased	(5,393,890)	(88,971,320)	(3,394,356)	(60,681,101)
Net increase	13,454,667	$223,242,352	12,722,560	$227,250,412
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	23

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	5,595,187	$93,679,151	7,585,301	$136,640,972
Distributions reinvested	1,750,742	28,502,075	118,931	1,814,886
Repurchased	(1,920,034)	(31,874,861)	(2,415,400)	(42,551,142)
Net increase	5,425,895	$90,306,365	5,288,832	$95,904,716
Class NAV shares
Sold	120,612	$2,088,537	11,632,619	$191,633,812
Distributions reinvested	4,493,328	73,151,385	477,293	7,283,499
Repurchased	(3,444,677)	(62,879,060)	(2,974,244)	(52,135,630)
Net increase	1,169,263	$12,360,862	9,135,668	$146,781,681
Total net increase	23,216,467	$377,723,023	28,783,990	$499,112,715
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $711,582,520 and $548,763,716, respectively, for the six months ended April 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 34.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	16.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	10.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.1%
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
24	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	25

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
26	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Manager
Bill Talbot, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182040	445SA 4/22
6/2022

Semiannual report
John Hancock
ESG Large Cap Core Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
27	Statement regarding liquidity risk management
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Apple, Inc.	7.2
Microsoft Corp.	6.4
Alphabet, Inc., Class A	4.8
Anthem, Inc.	4.2
Mastercard, Inc., Class A	2.7
Bank of America Corp.	2.4
Target Corp.	2.3
Costco Wholesale Corp.	1.9
Merck & Company, Inc.	1.8
Eaton Corp. PLC	1.7
TOTAL	35.4
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 4/30/2022 (% of net assets)
United States	88.6
Ireland	3.8
United Kingdom	3.4
Netherlands	1.9
Denmark	1.2
Canada	1.1
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-6-16)	6-month	5-year	Since inception (6-6-16)
Class A	-6.27	12.33	12.30	-17.47	78.81	98.26
Class C	-2.98	12.64	12.44	-14.27	81.36	99.78
Class I1	-1.00	13.78	13.57	-12.97	90.66	111.95
Class R6[1]	-0.95	13.90	13.69	-12.96	91.71	113.27
Index†	0.21	13.66	14.24	-9.65	89.68	119.43
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.30	2.05	1.05	0.94
Net (%)	1.12	1.87	0.87	0.76
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the S&P 500 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P 500 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	6-6-16	19,978	19,978	21,943
Class I1	6-6-16	21,195	21,195	21,943
Class R6[1]	6-6-16	21,327	21,327	21,943
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$868.90	$5.14	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class C	Actual expenses/actual returns	1,000.00	865.70	8.60	1.86%
	Hypothetical example	1,000.00	1,015.60	9.30	1.86%
Class I	Actual expenses/actual returns	1,000.00	870.30	3.99	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R6	Actual expenses/actual returns	1,000.00	870.40	3.52	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 98.2%		$171,705,642
(Cost $132,846,033)
Communication services 6.8%		11,935,675
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	51,923	2,404,035
Entertainment 0.6%
The Walt Disney Company (A)	10,233	1,142,310
Interactive media and services 4.8%
Alphabet, Inc., Class A (A)	3,676	8,389,330
Consumer discretionary 11.5%		20,140,246
Auto components 0.8%
Aptiv PLC (A)	12,215	1,299,676
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	34,231	2,555,002
Multiline retail 2.3%
Target Corp.	17,874	4,086,890
Specialty retail 4.1%
The Home Depot, Inc.	9,009	2,706,304
The TJX Companies, Inc.	47,206	2,892,784
Tractor Supply Company	8,143	1,640,407
Textiles, apparel and luxury goods 2.8%
Lululemon Athletica, Inc. (A)	5,298	1,878,830
NIKE, Inc., Class B	11,675	1,455,873
VF Corp.	31,240	1,624,480
Consumer staples 6.9%		12,126,508
Food and staples retailing 3.4%
Costco Wholesale Corp.	6,306	3,353,026
Sysco Corp.	29,909	2,556,621
Food products 1.3%
McCormick & Company, Inc.	22,522	2,265,038
Household products 1.2%
The Procter & Gamble Company	13,764	2,209,810
Personal products 1.0%
Unilever PLC, ADR	37,657	1,742,013
Financials 11.9%		20,698,801
Banks 7.8%
Bank of America Corp.	117,259	4,183,801
First Republic Bank	11,532	1,720,805
KeyCorp	138,088	2,666,479
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (A)	5,369	$2,618,139
The PNC Financial Services Group, Inc.	14,522	2,412,104
Capital markets 1.3%
LPL Financial Holdings, Inc.	12,360	2,322,073
Insurance 2.8%
Aflac, Inc.	32,144	1,841,208
The Travelers Companies, Inc.	17,153	2,934,192
Health care 14.8%		25,844,468
Health care equipment and supplies 2.3%
Baxter International, Inc.	15,964	1,134,402
Medtronic PLC	12,937	1,350,105
Stryker Corp.	6,271	1,512,941
Health care providers and services 5.4%
Anthem, Inc.	14,522	7,289,027
CVS Health Corp.	22,198	2,133,894
Life sciences tools and services 2.7%
IQVIA Holdings, Inc. (A)	7,603	1,657,378
Thermo Fisher Scientific, Inc.	3,207	1,773,214
West Pharmaceutical Services, Inc.	4,216	1,328,293
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	36,539	2,426,190
Merck & Company, Inc.	34,847	3,090,580
Novo Nordisk A/S, ADR	18,846	2,148,444
Industrials 10.1%		17,671,561
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	13,946	2,510,001
Building products 1.4%
Trane Technologies PLC	17,118	2,394,637
Commercial services and supplies 1.1%
Waste Management, Inc.	11,640	1,914,082
Electrical equipment 2.9%
Eaton Corp. PLC	20,504	2,973,490
Rockwell Automation, Inc.	7,964	2,012,264
Machinery 2.2%
Deere & Company	6,162	2,326,463
Xylem, Inc.	19,892	1,601,306
Road and rail 1.1%
JB Hunt Transport Services, Inc.	11,351	1,939,318
10	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 27.6%		$48,237,585
IT services 4.6%
Accenture PLC, Class A	5,477	1,645,072
Mastercard, Inc., Class A	12,720	4,622,194
Visa, Inc., Class A	8,288	1,766,421
Semiconductors and semiconductor equipment 5.2%
ASML Holding NV, NYRS	3,172	1,788,278
First Solar, Inc. (A)	12,900	942,087
NVIDIA Corp.	13,117	2,432,810
NXP Semiconductors NV	8,648	1,477,943
Texas Instruments, Inc.	13,802	2,349,791
Software 10.6%
Adobe, Inc. (A)	6,342	2,511,115
Autodesk, Inc. (A)	10,414	1,971,162
Microsoft Corp.	39,999	11,100,522
Palo Alto Networks, Inc. (A)	5,297	2,973,100
Technology hardware, storage and peripherals 7.2%
Apple, Inc.	80,286	12,657,090
Materials 2.8%		4,812,259
Chemicals 2.8%
Ecolab, Inc.	8,396	1,421,779
International Flavors & Fragrances, Inc.	12,937	1,569,258
Linde PLC	5,838	1,821,222
Real estate 4.0%		7,055,422
Equity real estate investment trusts 2.9%
American Tower Corp.	7,171	1,728,354
AvalonBay Communities, Inc.	4,793	1,090,312
Prologis, Inc.	14,017	2,246,785
Real estate management and development 1.1%
CBRE Group, Inc., Class A (A)	23,964	1,989,971
Utilities 1.8%		3,183,117
Electric utilities 0.9%
Avangrid, Inc.	36,468	1,617,356
Water utilities 0.9%
American Water Works Company, Inc.	10,162	1,565,761

	Yield (%)	Shares	Value
Short-term investments 1.5%			$2,593,032
(Cost $2,593,032)
Short-term funds 1.5%			2,593,032
Federated Government Obligations Fund, Institutional Class	0.2014(B)	2,593,032	2,593,032

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	11

Total investments (Cost $135,439,065) 99.7%	$174,298,674
Other assets and liabilities, net 0.3%	546,980
Total net assets 100.0%	$174,845,654

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $135,578,505. Net unrealized appreciation aggregated to $38,720,169, of which $42,627,466 related to gross unrealized appreciation and $3,907,297 related to gross unrealized depreciation.
12	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $135,439,065)	$174,298,674
Cash	17,707
Dividends and interest receivable	107,741
Receivable for fund shares sold	500,483
Other assets	70,148
Total assets	174,994,753
Liabilities
Payable for fund shares repurchased	33,821
Payable to affiliates
Investment management fees	5,375
Accounting and legal services fees	10,215
Transfer agent fees	16,879
Trustees’ fees	70
Other liabilities and accrued expenses	82,739
Total liabilities	149,099
Net assets	$174,845,654
Net assets consist of
Paid-in capital	$134,853,548
Total distributable earnings (loss)	39,992,106
Net assets	$174,845,654

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($19,594,692 ÷ 1,039,921 shares)[1]	$18.84
Class C ($4,983,520 ÷ 272,007 shares)[1]	$18.32
Class I ($145,300,767 ÷ 7,693,106 shares)	$18.89
Class R6 ($4,966,675 ÷ 262,764 shares)	$18.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.83

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	13

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$1,151,531
Interest	641
Less foreign taxes withheld	(2,609)
Total investment income	1,149,563
Expenses
Investment management fees	703,898
Distribution and service fees	51,601
Accounting and legal services fees	12,850
Transfer agent fees	103,397
Trustees’ fees	1,497
Custodian fees	28,830
State registration fees	40,707
Printing and postage	12,404
Professional fees	31,674
Other	12,955
Total expenses	999,813
Less expense reductions	(140,918)
Net expenses	858,895
Net investment income	290,668
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,151,698
1,151,698
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(27,404,765)
(27,404,765)
Net realized and unrealized loss	(26,253,067)
Decrease in net assets from operations	$(25,962,399)
14	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$290,668	$308,362
Net realized gain	1,151,698	6,027,240
Change in net unrealized appreciation (depreciation)	(27,404,765)	38,428,765
Increase (decrease) in net assets resulting from operations	(25,962,399)	44,764,367
Distributions to shareholders
From earnings
Class A	(611,278)	(159,536)
Class C	(161,131)	(42,081)
Class I	(5,092,980)	(1,766,772)
Class R6	(141,671)	(30,277)
Total distributions	(6,007,060)	(1,998,666)
From fund share transactions
Fund share transactions	14,295,842	52,622,759
Issued in reorganization	—	31,731,502
From fund share transactions	14,295,842	84,354,261
Total increase (decrease)	(17,673,617)	127,119,962
Net assets
Beginning of period	192,519,271	65,399,309
End of period	$174,845,654	$192,519,271
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$22.34	$15.63	$14.48	$12.79	$11.81	$10.11
Net investment income[2]	0.01	—[3]	0.06	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	(2.86)	7.09	1.28	1.88	1.04	1.71
Total from investment operations	(2.85)	7.09	1.34	1.95	1.10	1.78
Less distributions
From net investment income	—[3]	(0.05)	(0.07)	(0.05)	(0.03)	(0.08)
From net realized gain	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)	—
Total distributions	(0.65)	(0.38)	(0.19)	(0.26)	(0.12)	(0.08)
Net asset value, end of period	$18.84	$22.34	$15.63	$14.48	$12.79	$11.81
Total return (%)[4,5]	(13.11)[6]	46.10	9.29	15.59	9.41	17.68
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$5	$9	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.30	1.46	1.47	1.55	2.23
Expenses including reductions	1.11[7]	1.15	1.18	1.18	1.17	1.18
Net investment income	0.11[7]	0.01	0.43	0.54	0.46	0.59
Portfolio turnover (%)	4	14[8]	30	21	22	17

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
16	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$21.82	$15.34	$14.26	$12.64	$11.73	$10.08
Net investment loss[2]	(0.06)	(0.14)	(0.05)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.79)	6.95	1.25	1.86	1.04	1.70
Total from investment operations	(2.85)	6.81	1.20	1.83	1.00	1.68
Less distributions
From net investment income	—	—	—	—	—	(0.03)
From net realized gain	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)	—
Total distributions	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)	(0.03)
Net asset value, end of period	$18.32	$21.82	$15.34	$14.26	$12.64	$11.73
Total return (%)[3,4]	(13.43)[5]	45.03	8.47	14.78	8.61	16.75
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$2	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[6]	2.05	2.21	2.22	2.30	2.98
Expenses including reductions	1.86[6]	1.90	1.93	1.93	1.92	1.93
Net investment loss	(0.64)[6]	(0.73)	(0.34)	(0.21)	(0.30)	(0.16)
Portfolio turnover (%)	4	14[7]	30	21	22	17

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$22.41	$15.67	$14.51	$12.82	$11.84	$10.12
Net investment income[2]	0.04	0.06	0.10	0.11	0.09	0.08
Net realized and unrealized gain (loss) on investments	(2.86)	7.10	1.28	1.87	1.04	1.73
Total from investment operations	(2.82)	7.16	1.38	1.98	1.13	1.81
Less distributions
From net investment income	(0.05)	(0.09)	(0.10)	(0.08)	(0.06)	(0.09)
From net realized gain	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)	—
Total distributions	(0.70)	(0.42)	(0.22)	(0.29)	(0.15)	(0.09)
Net asset value, end of period	$18.89	$22.41	$15.67	$14.51	$12.82	$11.84
Total return (%)[3]	(12.97)[4]	46.49	9.58	15.86	9.64	18.02
Ratios and supplemental data
Net assets, end of period (in millions)	$145	$164	$58	$51	$42	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.05	1.21	1.23	1.31	1.97
Expenses including reductions	0.86[5]	0.90	0.93	0.93	0.93	0.92
Net investment income	0.36[5]	0.28	0.64	0.79	0.69	0.69
Portfolio turnover (%)	4	14[6]	30	21	22	17

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
18	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$22.44	$15.69	$14.52	$12.83	$11.85	$10.13
Net investment income[2]	0.05	0.07	0.12	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments	(2.87)	7.11	1.28	1.87	1.04	1.71
Total from investment operations	(2.82)	7.18	1.40	1.99	1.14	1.82
Less distributions
From net investment income	(0.07)	(0.10)	(0.11)	(0.09)	(0.07)	(0.10)
From net realized gain	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)	—
Total distributions	(0.72)	(0.43)	(0.23)	(0.30)	(0.16)	(0.10)
Net asset value, end of period	$18.90	$22.44	$15.69	$14.52	$12.83	$11.85
Total return (%)[3]	(12.96)[4]	46.63	9.75	15.97	9.76	18.09
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.94	1.10	1.12	1.20	1.87
Expenses including reductions	0.76[5]	0.79	0.82	0.82	0.82	0.81
Net investment income	0.46[5]	0.37	0.77	0.90	0.80	0.97
Portfolio turnover (%)	4	14[6]	30	21	22	17

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
20	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,251.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	21

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
22	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$15,189
Class C	3,944
Class I	118,285
Class	Expense reduction
Class R6	$3,500
Total	$140,918

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $57,262 for the six months ended April 30, 2022. Of this amount, $9,072 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $48,190 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	23

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$25,344	$11,435
Class C	26,257	2,961
Class I	—	88,799
Class R6	—	202
Total	$51,601	$103,397
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	300,878	$6,300,156	593,862	$11,576,248
Issued in reorganization (Note 9)	—	—	489,221	9,600,766
Distributions reinvested	28,551	611,278	8,047	139,123
Repurchased	(173,033)	(3,570,312)	(542,317)	(11,059,880)
Net increase	156,396	$3,341,122	548,813	$10,256,257
24	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	35,030	$729,435	118,358	$2,215,490
Issued in reorganization (Note 9)	—	—	40,097	771,590
Distributions reinvested	7,721	161,131	2,475	42,081
Repurchased	(13,174)	(274,087)	(28,862)	(553,108)
Net increase	29,577	$616,479	132,068	$2,476,053
Class I shares
Sold	1,102,910	$23,260,700	3,421,576	$66,357,717
Issued in reorganization (Note 9)	—	—	1,038,109	20,409,515
Distributions reinvested	150,612	3,229,126	43,557	753,970
Repurchased	(860,166)	(18,049,933)	(872,492)	(18,094,914)
Net increase	393,356	$8,439,893	3,630,750	$69,426,288
Class R6 shares
Sold	107,417	$2,279,014	136,541	$2,699,309
Issued in reorganization (Note 9)	—	—	48,277	949,631
Distributions reinvested	6,605	141,671	1,749	30,277
Repurchased	(25,194)	(522,337)	(74,708)	(1,483,554)
Net increase	88,828	$1,898,348	111,859	$2,195,663
Total net increase	668,157	$14,295,842	4,423,490	$84,354,261
Affiliates of the fund owned 35% of shares of Class I on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $15,704,540 and $7,479,931, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	25

sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers.
Note 9—Reorganization
On April 9, 2021, the shareholders of John Hancock Investment Trust (JHIT) ESG All Cap Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of ESG Large Cap Core Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Advisor will bear the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 16, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
ESG Large Cap Core Fund	JHF ESG All Cap Core Fund	$31,731,502	$11,931,742	1,918,989	1,615,704	$119,285,580	$151,017,082
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
26	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	27

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
28	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Trillium Asset Management, LLC
Portfolio Managers
Elizabeth R. Levy, CFA
Mitali Prasad, CFA
Cheryl I. Smith, Ph.D., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181989	467SA 4/22
6/2022

Semiannual report
John Hancock
ESG International Equity Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
25	Statement regarding liquidity risk management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI All Country World Index (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Roche Holding AG	3.7
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.4
Oversea-Chinese Banking Corp., Ltd.	2.8
AXA SA	2.7
Bank Rakyat Indonesia Persero Tbk PT	2.7
Deutsche Telekom AG	2.6
Unilever PLC (Euronext Amsterdam Exchange)	2.5
ORIX Corp.	2.3
Schneider Electric SE	2.2
Canadian Pacific Railway, Ltd.	2.0
TOTAL	26.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
Japan	15.1
Germany	9.2
United Kingdom	8.4
China	7.2
France	5.8
South Korea	5.4
Taiwan	4.8
Indonesia	4.3
Denmark	4.1
Switzerland	3.7
TOTAL	68.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-14-16)	6-month	5-year	Since inception (12-14-16)
Class A	-22.92	3.52	5.71	-24.44	18.88	34.80
Class I1	-18.68	4.84	7.00	-20.36	26.68	43.91
Class R6[1]	-18.58	4.96	7.12	-20.31	27.40	44.73
Index†	-10.31	4.94	6.27	-11.87	27.27	38.71
Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6
Gross (%)	1.48	1.23	1.12
Net (%)	1.22	0.97	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI ACWI ex USA Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI ACWI ex USA Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	12-14-16	14,391	14,391	13,871
Class R6[1]	12-14-16	14,473	14,473	13,871
The MSCI All Country World Index (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
6	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$795.40	$5.39	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class I	Actual expenses/actual returns	1,000.00	796.40	4.28	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R6	Actual expenses/actual returns	1,000.00	796.90	3.83	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 95.8%		$125,955,187
(Cost $137,904,554)
Australia 3.4%		4,438,840
Macquarie Group, Ltd.	18,339	2,640,135
Mirvac Group	1,064,266	1,798,705
Belgium 1.1%		1,376,394
Umicore SA	35,803	1,376,394
Brazil 2.5%		3,301,517
Itau Unibanco Holding SA, ADR	455,083	2,179,848
WEG SA	184,235	1,121,669
Canada 2.0%		2,682,927
Canadian Pacific Railway, Ltd.	36,642	2,682,927
Chile 1.9%		2,500,344
Sociedad Quimica y Minera de Chile SA, ADR	33,880	2,500,344
China 7.2%		9,447,505
Alibaba Group Holding, Ltd., ADR (A)	14,480	1,405,863
BYD Company, Ltd., H Shares	73,950	2,152,073
Ping An Insurance Group Company of China, Ltd., H Shares	372,135	2,352,161
Trip.com Group, Ltd., ADR (A)	53,411	1,263,170
Weichai Power Company, Ltd., H Shares	695,000	970,850
Xinyi Solar Holdings, Ltd.	876,860	1,303,388
Denmark 4.1%		5,366,368
Novo Nordisk A/S, B Shares	17,815	2,034,941
Orsted A/S (B)	18,272	2,021,440
Vestas Wind Systems A/S	51,370	1,309,987
Finland 1.9%		2,425,014
Sampo OYJ, A Shares	49,941	2,425,014
France 5.8%		7,667,841
AXA SA	136,729	3,617,179
Schneider Electric SE	19,831	2,845,142
Valeo	66,306	1,205,520
Germany 9.2%		12,117,513
adidas AG	9,245	1,864,344
BioNTech SE, ADR (A)	11,100	1,540,458
Deutsche Telekom AG	184,550	3,399,633
Infineon Technologies AG	42,278	1,199,989
SAP SE	25,887	2,623,550
Vonovia SE	37,387	1,489,539
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

	Shares	Value
Hong Kong 1.3%		$1,750,101
China Traditional Chinese Medicine Holdings Company, Ltd.	3,592,000	1,750,101
India 1.5%		1,983,198
HDFC Bank, Ltd., ADR	35,921	1,983,198
Indonesia 4.3%		5,669,289
Bank Rakyat Indonesia Persero Tbk PT	10,515,297	3,503,562
Telkom Indonesia Persero Tbk PT	6,802,742	2,165,727
Ireland 1.2%		1,624,316
Kerry Group PLC, Class A	6,104	673,668
Kerry Group PLC, Class A (London Stock Exchange)	8,685	950,648
Japan 15.1%		19,857,416
Daikin Industries, Ltd.	10,565	1,614,519
Eisai Company, Ltd.	29,790	1,297,382
Hoya Corp.	19,705	1,955,566
Kurita Water Industries, Ltd.	53,350	1,820,106
ORIX Corp.	163,750	2,986,632
Recruit Holdings Company, Ltd.	36,184	1,312,814
Shimano, Inc.	12,280	2,175,825
Shiseido Company, Ltd.	33,519	1,584,492
Sony Group Corp.	26,545	2,290,862
TDK Corp.	51,900	1,603,281
Yamaha Corp.	31,825	1,215,937
Netherlands 2.9%		3,803,836
ING Groep NV	243,291	2,304,995
Koninklijke Ahold Delhaize NV	50,815	1,498,841
Singapore 2.8%		3,691,673
Oversea-Chinese Banking Corp., Ltd.	415,795	3,691,673
South Africa 0.8%		1,025,806
Naspers, Ltd., N Shares	10,171	1,025,806
South Korea 5.4%		7,141,006
LG Chem, Ltd.	6,329	2,592,139
SK Hynix, Inc.	30,238	2,649,699
SK Telecom Company, Ltd., ADR	75,906	1,899,168
Sweden 2.8%		3,688,633
Atlas Copco AB, B Shares	41,688	1,649,918
Essity AB, B Shares	77,309	2,038,715
Switzerland 3.7%		4,829,853
Roche Holding AG	13,025	4,829,853
10	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan 4.8%		$6,330,168
Delta Electronics, Inc.	213,930	1,785,799
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	48,901	4,544,369
Thailand 1.7%		2,203,861
Kasikornbank PCL	497,855	2,203,861
United Kingdom 8.4%		11,031,768
Barratt Developments PLC	312,605	1,912,532
Croda International PLC	17,403	1,690,294
Dechra Pharmaceuticals PLC	24,267	1,099,668
DS Smith PLC	378,620	1,555,851
Ferguson PLC	1	125
Spirax-Sarco Engineering PLC	9,967	1,503,976
Unilever PLC (Euronext Amsterdam Exchange)	70,438	3,269,322

Total investments (Cost $137,904,554) 95.8%	$125,955,187
Other assets and liabilities, net 4.2%	5,468,763
Total net assets 100.0%	$131,423,950

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $138,966,222. Net unrealized depreciation aggregated to $13,011,035, of which $4,325,663 related to gross unrealized appreciation and $17,336,698 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $137,904,554)	$125,955,187
Cash	4,879,125
Dividends and interest receivable	461,360
Receivable for fund shares sold	259,566
Other assets	46,498
Total assets	131,601,736
Liabilities
Payable for fund shares repurchased	97,284
Payable to affiliates
Investment management fees	75
Accounting and legal services fees	5,845
Transfer agent fees	9,531
Trustees’ fees	35
Other liabilities and accrued expenses	65,016
Total liabilities	177,786
Net assets	$131,423,950
Net assets consist of
Paid-in capital	$143,326,529
Total distributable earnings (loss)	(11,902,579)
Net assets	$131,423,950

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,943,556 ÷ 621,959 shares)[1]	$12.77
Class I ($86,353,294 ÷ 6,751,219 shares)	$12.79
Class R6 ($37,127,100 ÷ 2,901,010 shares)	$12.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$2,292,499
Interest	838
Less foreign taxes withheld	(109,167)
Total investment income	2,184,170
Expenses
Investment management fees	504,754
Distribution and service fees	10,609
Accounting and legal services fees	7,731
Transfer agent fees	62,548
Trustees’ fees	827
Custodian fees	30,726
State registration fees	30,499
Printing and postage	11,182
Professional fees	33,147
Other	10,537
Total expenses	702,560
Less expense reductions	(124,274)
Net expenses	578,286
Net investment income	1,605,884
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	729,907
729,907
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(31,135,663)
(31,135,663)
Net realized and unrealized loss	(30,405,756)
Decrease in net assets from operations	$(28,799,872)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,605,884	$925,239
Net realized gain	729,907	6,329,239
Change in net unrealized appreciation (depreciation)	(31,135,663)	7,005,676
Increase (decrease) in net assets resulting from operations	(28,799,872)	14,260,154
Distributions to shareholders
From earnings
Class A	(429,856)	(32,655)
Class I	(5,821,981)	(434,605)
Class R6	(139,657)	(4,428)
Total distributions	(6,391,494)	(471,688)
From fund share transactions	41,653,298	49,393,701
Total increase	6,461,932	63,182,167
Net assets
Beginning of period	124,962,018	61,779,851
End of period	$131,423,950	$124,962,018
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$16.88	$13.87	$12.78	$11.63	$12.96	$10.00
Net investment income[3]	0.18	0.08	0.05	0.26	0.14	0.13
Net realized and unrealized gain (loss) on investments	(3.51)	3.00	1.29	1.17	(1.37)	2.83
Total from investment operations	(3.33)	3.08	1.34	1.43	(1.23)	2.96
Less distributions
From net investment income	(0.29)	(0.07)	(0.25)	(0.11)	(0.04)	—
From net realized gain	(0.49)	—	—	(0.17)	(0.06)	—
Total distributions	(0.78)	(0.07)	(0.25)	(0.28)	(0.10)	—
Net asset value, end of period	$12.77	$16.88	$13.87	$12.78	$11.63	$12.96
Total return (%)[4,5]	(20.46)[6]	22.22	10.59	12.62	(9.55)	29.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$6	$7	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[7]	1.48	1.59	1.62	1.62	2.11[7]
Expenses including reductions	1.21[7]	1.25	1.29	1.28	1.27	1.28[7]
Net investment income	1.43[7]	0.46	0.36	2.12	1.06	1.27[7]
Portfolio turnover (%)	23	28	34	32	19	10

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$16.93	$13.90	$12.80	$11.66	$13.00	$10.00
Net investment income[3]	0.20	0.18	0.08	0.28	0.17	0.11
Net realized and unrealized gain (loss) on investments	(3.51)	2.95	1.30	1.17	(1.38)	2.89
Total from investment operations	(3.31)	3.13	1.38	1.45	(1.21)	3.00
Less distributions
From net investment income	(0.34)	(0.10)	(0.28)	(0.14)	(0.07)	—
From net realized gain	(0.49)	—	—	(0.17)	(0.06)	—
Total distributions	(0.83)	(0.10)	(0.28)	(0.31)	(0.13)	—
Net asset value, end of period	$12.79	$16.93	$13.90	$12.80	$11.66	$13.00
Total return (%)[4]	(20.36)[5]	22.57	10.90	12.84	(9.37)	30.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$86	$114	$55	$50	$48	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.23	1.34	1.38	1.38	1.85[6]
Expenses including reductions	0.96[6]	1.00	1.04	1.04	1.03	1.02[6]
Net investment income	1.71[6]	1.05	0.62	2.31	1.28	1.07[6]
Portfolio turnover (%)	23	28	34	32	19	10

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$16.95	$13.91	$12.81	$11.67	$13.00	$10.00
Net investment income[3]	0.22	0.20	0.06	0.31	0.18	0.17
Net realized and unrealized gain (loss) on investments	(3.53)	2.96	1.33	1.15	(1.37)	2.83
Total from investment operations	(3.31)	3.16	1.39	1.46	(1.19)	3.00
Less distributions
From net investment income	(0.35)	(0.12)	(0.29)	(0.15)	(0.08)	—
From net realized gain	(0.49)	—	—	(0.17)	(0.06)	—
Total distributions	(0.84)	(0.12)	(0.29)	(0.32)	(0.14)	—
Net asset value, end of period	$12.80	$16.95	$13.91	$12.81	$11.67	$13.00
Total return (%)[4]	(20.31)[5]	22.73	11.01	12.95	(9.21)	30.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$2	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[6]	1.12	1.23	1.27	1.28	1.75[6]
Expenses including reductions	0.86[6]	0.90	0.92	0.92	0.92	0.93[6]
Net investment income	2.20[6]	1.21	0.42	2.54	1.38	1.64[6]
Portfolio turnover (%)	23	28	34	32	19	10

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
18	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$4,438,840	—	$4,438,840	—
Belgium	1,376,394	—	1,376,394	—
Brazil	3,301,517	$3,301,517	—	—
Canada	2,682,927	2,682,927	—	—
Chile	2,500,344	2,500,344	—	—
China	9,447,505	2,669,033	6,778,472	—
Denmark	5,366,368	—	5,366,368	—
Finland	2,425,014	—	2,425,014	—
France	7,667,841	—	7,667,841	—
Germany	12,117,513	1,540,458	10,577,055	—
Hong Kong	1,750,101	—	1,750,101	—
India	1,983,198	1,983,198	—	—
Indonesia	5,669,289	—	5,669,289	—
Ireland	1,624,316	—	1,624,316	—
Japan	19,857,416	—	19,857,416	—
Netherlands	3,803,836	—	3,803,836	—
Singapore	3,691,673	—	3,691,673	—
South Africa	1,025,806	—	1,025,806	—
South Korea	7,141,006	1,899,168	5,241,838	—
Sweden	3,688,633	—	3,688,633	—
Switzerland	4,829,853	—	4,829,853	—
Taiwan	6,330,168	4,544,369	1,785,799	—
Thailand	2,203,861	—	2,203,861	—
United Kingdom	11,031,768	—	11,031,768	—
Total investments in securities	$125,955,187	$21,121,014	$104,834,173	—
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
20	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,188.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,929
Class I	106,701
Class	Expense reduction
Class R6	$8,644
Total	$124,274

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
22	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,831 for the six months ended April 30, 2022. Of this amount, $1,986 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,845 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,609	$4,786
Class I	—	57,402
Class R6	—	360
Total	$10,609	$62,548
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,900,000	2	0.540%	$(327)
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	137,990	$2,004,188	485,177	$8,199,559
Distributions reinvested	28,187	429,856	462	7,506
Repurchased	(89,653)	(1,333,825)	(407,615)	(6,714,904)
Net increase	76,524	$1,100,219	78,024	$1,492,161
Class I shares
Sold	1,417,493	$21,503,917	3,071,776	$51,424,042
Distributions reinvested	217,779	3,321,135	7,623	123,874
Repurchased	(1,610,720)	(23,716,180)	(286,988)	(4,760,593)
Net increase	24,552	$1,108,872	2,792,411	$46,787,323
Class R6 shares
Sold	2,795,568	$39,523,780	76,548	$1,284,793
Distributions reinvested	9,152	139,657	273	4,428
Repurchased	(14,201)	(219,230)	(10,958)	(175,004)
Net increase	2,790,519	$39,444,207	65,863	$1,114,217
Total net increase	2,891,595	$41,653,298	2,936,298	$49,393,701
Affiliates of the fund owned 82% of shares of Class I on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $61,229,352 and $26,752,920, respectively, for the six months ended April 30, 2022.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
24	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG International Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Common Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Common Asset Management, LLC
Portfolio Managers
Praveen S. Abichandani, CFA
Corné Biemans
Matt A. Zalosh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181986	469SA 4/22
6/2022

Semiannual report
John Hancock
Global Thematic Opportunities Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
29	Statement regarding liquidity risk management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
UnitedHealth Group, Inc.	4.0
Thermo Fisher Scientific, Inc.	3.8
Visa, Inc., Class A	3.0
Roche Holding AG	3.0
Microsoft Corp.	3.0
KLA Corp.	2.6
Applied Materials, Inc.	2.6
Quest Diagnostics, Inc.	2.5
Alphabet, Inc., Class A	2.5
Schneider Electric SE	2.5
TOTAL	29.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
United States	63.4
France	6.1
Switzerland	5.1
China	4.7
Germany	4.0
United Kingdom	3.6
Sweden	2.4
Ireland	2.3
South Korea	2.0
Netherlands	2.0
TOTAL	95.6
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (12-14-18)	6-month	Since inception (12-14-18)
Class A	-22.37	7.67	-23.29	28.36
Class C	-19.64	8.51	-20.34	31.76
Class I1	-18.11	9.58	-19.24	36.23
Class R6[1]	-18.02	9.69	-19.15	36.68
Class NAV[1]	-18.02	9.70	-19.15	36.71
Index†	-5.44	11.74	-11.63	45.52
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.28	2.03	1.03	0.93	0.92
Net (%)	1.19	1.94	0.94	0.85	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI ACWI.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Thematic Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI ACWI.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	12-14-18	13,176	13,176	14,552
Class I1	12-14-18	13,623	13,623	14,552
Class R6[1]	12-14-18	13,668	13,668	14,552
Class NAV[1]	12-14-18	13,671	13,671	14,552
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$807.40	$5.33	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	803.90	8.68	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	807.60	4.17	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns	1,000.00	808.50	3.81	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	808.50	3.77	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 95.1%		$294,474,066
(Cost $268,461,419)
China 4.7%		14,400,985
Alibaba Group Holding, Ltd., ADR (A)	31,018	3,011,538
Baidu, Inc., ADR (A)	21,779	2,704,298
NetEase, Inc., ADR	40,762	3,885,841
Tencent Holdings, Ltd.	73,900	3,482,529
XPeng, Inc., A Shares (A)	23,600	293,249
XPeng, Inc., ADR (A)	41,590	1,023,530
France 6.1%		18,912,331
EssilorLuxottica SA	23,436	3,989,937
Kering SA	13,673	7,275,043
Schneider Electric SE (B)	53,303	7,647,351
Germany 4.0%		12,422,136
HelloFresh SE (A)	59,803	2,520,955
Siemens AG	56,834	6,988,041
Vonovia SE	73,119	2,913,140
Ireland 2.3%		6,993,316
Allegion PLC	61,216	6,993,316
Luxembourg 1.5%		4,723,947
Eurofins Scientific SE	50,829	4,723,947
Netherlands 2.0%		6,068,488
NXP Semiconductors NV	35,509	6,068,488
Sweden 2.4%		7,557,479
Hexagon AB, B Shares (B)	585,718	7,557,479
Switzerland 5.1%		15,929,521
Garmin, Ltd.	61,026	6,696,993
Roche Holding AG	24,898	9,232,528
United Kingdom 3.6%		11,250,724
Capri Holdings, Ltd. (A)	123,795	5,905,022
Nomad Foods, Ltd. (A)	289,583	5,345,702
United States 63.4%		196,215,139
Alphabet, Inc., Class A (A)	3,398	7,754,882
Amedisys, Inc. (A)	16,153	2,061,930
Applied Materials, Inc.	71,749	7,917,502
ASGN, Inc. (A)	43,039	4,882,775
Blueprint Medicines Corp. (A)	15,447	901,332
Boston Scientific Corp. (A)	175,010	7,369,671
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	9

	Shares	Value
United States (continued)
Comcast Corp., Class A	155,382	$6,177,988
Danaher Corp.	28,685	7,203,664
Fidelity National Financial, Inc.	184,223	7,335,760
Fidelity National Information Services, Inc.	65,004	6,445,147
Fortune Brands Home & Security, Inc.	79,514	5,665,373
Generac Holdings, Inc. (A)	15,357	3,369,019
II-VI, Inc. (A)	51,056	3,125,138
KLA Corp.	25,274	8,068,977
Korn Ferry	52,783	3,242,988
Match Group, Inc. (A)	38,945	3,082,497
Maximus, Inc.	80,585	5,873,035
Meta Platforms, Inc., Class A (A)	22,724	4,555,480
Microsoft Corp.	32,957	9,146,227
NextEra Energy, Inc.	46,740	3,319,475
PayPal Holdings, Inc. (A)	39,665	3,487,743
Pool Corp.	9,126	3,698,038
Quest Diagnostics, Inc.	58,821	7,872,603
Republic Services, Inc.	25,981	3,488,469
salesforce.com, Inc. (A)	26,544	4,670,151
Seagen, Inc. (A)	11,811	1,547,359
Synopsys, Inc. (A)	18,792	5,389,358
Teradyne, Inc.	30,822	3,250,488
The Toro Company	79,531	6,372,819
Thermo Fisher Scientific, Inc.	21,472	11,872,298
TopBuild Corp. (A)	24,443	4,427,605
TransUnion	40,405	3,536,246
Turning Point Therapeutics, Inc. (A)	50,825	1,496,288
UnitedHealth Group, Inc.	24,535	12,477,273
Visa, Inc., Class A	43,814	9,338,078

Zebra Technologies Corp., Class A (A)	15,667	5,791,463
Preferred securities 2.0%		$6,226,381
(Cost $4,495,948)
South Korea 2.0%		6,226,381
Samsung Electronics Company, Ltd.	132,805	6,226,381

	Yield (%)	Shares	Value
Short-term investments 5.0%			$15,410,087
(Cost $15,410,858)
Short-term funds 5.0%			15,410,087
John Hancock Collateral Trust (C)	0.3773(D)	1,541,240	15,410,087

10	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $288,368,225) 102.1%	$316,110,534
Other assets and liabilities, net (2.1%)	(6,509,857)
Total net assets 100.0%	$309,600,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $288,974,494. Net unrealized appreciation aggregated to $27,136,040, of which $56,278,910 related to gross unrealized appreciation and $29,142,870 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $272,957,367) including $12,648,081 of securities loaned	$300,700,447
Affiliated investments, at value (Cost $15,410,858)	15,410,087
Total investments, at value (Cost $288,368,225)	316,110,534
Cash	9,139,443
Dividends and interest receivable	312,695
Receivable for securities lending income	149
Other assets	52,487
Total assets	325,615,308
Liabilities
Payable for investments purchased	365,719
Payable for fund shares repurchased	30,253
Payable upon return of securities loaned	15,410,858
Payable to affiliates
Investment management fees	32,077
Accounting and legal services fees	18,025
Transfer agent fees	327
Trustees’ fees	123
Other liabilities and accrued expenses	157,249
Total liabilities	16,014,631
Net assets	$309,600,677
Net assets consist of
Paid-in capital	$274,543,410
Total distributable earnings (loss)	35,057,267
Net assets	$309,600,677

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,508,058 ÷ 135,356 shares)[1]	$11.14
Class C ($802,742 ÷ 73,438 shares)[1]	$10.93
Class I ($867,495 ÷ 77,566 shares)	$11.18
Class R6 ($98,383 ÷ 8,792 shares)	$11.19
Class NAV ($306,323,999 ÷ 27,363,866 shares)	$11.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.73

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$1,895,244
Interest	1,329
Securities lending	620
Less foreign taxes withheld	(110,465)
Total investment income	1,786,728
Expenses
Investment management fees	1,471,267
Distribution and service fees	6,831
Accounting and legal services fees	24,613
Transfer agent fees	1,907
Trustees’ fees	3,012
Custodian fees	49,378
State registration fees	29,763
Printing and postage	2,299
Professional fees	32,397
Other	11,907
Total expenses	1,633,374
Less expense reductions	(103,161)
Net expenses	1,530,213
Net investment income	256,515
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,808,675
Affiliated investments	(15)
Forward foreign currency contracts	(6,582)
7,802,078
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(80,921,781)
Affiliated investments	(758)
(80,922,539)
Net realized and unrealized loss	(73,120,461)
Decrease in net assets from operations	$(72,863,946)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$256,515	$674,033
Net realized gain	7,802,078	36,650,670
Change in net unrealized appreciation (depreciation)	(80,922,539)	57,104,991
Increase (decrease) in net assets resulting from operations	(72,863,946)	94,429,694
Distributions to shareholders
From earnings
Class A	(131,664)	(54,579)
Class C	(103,698)	(21,456)
Class I	(43,187)	(7,881)
Class R6	(11,783)	(6,028)
Class NAV	(36,666,879)	(21,760,929)
Total distributions	(36,957,211)	(21,850,873)
From fund share transactions	18,584,563	(4,976,594)
Total increase (decrease)	(91,236,594)	67,602,227
Net assets
Beginning of period	400,837,271	333,235,044
End of period	$309,600,677	$400,837,271
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$15.23	$12.56	$12.04	$10.00
Net investment income (loss)[3]	(0.01)	(0.03)	0.06	0.04
Net realized and unrealized gain (loss) on investments	(2.65)	3.49	0.92	2.00
Total from investment operations	(2.66)	3.46	0.98	2.04
Less distributions
From net investment income	—	(0.05)	(0.06)	—
From net realized gain	(1.43)	(0.74)	(0.40)	—
Total distributions	(1.43)	(0.79)	(0.46)	—
Net asset value, end of period	$11.14	$15.23	$12.56	$12.04
Total return (%)[4,5]	(19.26)[6]	28.39	8.30	20.40[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.28	1.33	1.37[7]
Expenses including reductions	1.19[7]	1.19	1.19	1.19[7]
Net investment income (loss)	(0.18)[7]	(0.20)	0.48	0.39[7]
Portfolio turnover (%)	17	43	58	59

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$15.03	$12.44	$11.96	$10.00
Net investment loss[3]	(0.06)	(0.15)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.61)	3.48	0.91	1.99
Total from investment operations	(2.67)	3.33	0.88	1.96
Less distributions
From net realized gain	(1.43)	(0.74)	(0.40)	—
Net asset value, end of period	$10.93	$15.03	$12.44	$11.96
Total return (%)[4,5]	(19.61)[6]	27.48	7.50	19.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[8]	2.03	2.08	2.12[8]
Expenses including reductions	1.94[8]	1.94	1.94	1.94[8]
Net investment loss	(0.96)[8]	(1.01)	(0.22)	(0.30)[8]
Portfolio turnover (%)	17	43	58	59

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$15.27	$12.59	$12.07	$10.00
Net investment income (loss)[3]	0.01	(0.01)	0.08	0.07
Net realized and unrealized gain (loss) on investments	(2.67)	3.51	0.93	2.00
Total from investment operations	(2.66)	3.50	1.01	2.07
Less distributions
From net investment income	—[4]	(0.08)	(0.09)	—
From net realized gain	(1.43)	(0.74)	(0.40)	—
Total distributions	(1.43)	(0.82)	(0.49)	—
Net asset value, end of period	$11.18	$15.27	$12.59	$12.07
Total return (%)[5]	(19.24)[6]	28.77	8.53	20.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[8]	1.03	1.08	1.12[8]
Expenses including reductions	0.93[8]	0.93	0.94	0.94[8]
Net investment income (loss)	0.20[8]	(0.07)	0.69	0.73[8]
Portfolio turnover (%)	17	43	58	59

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$15.29	$12.60	$12.07	$10.00
Net investment income[3]	0.01	0.02	0.09	0.08
Net realized and unrealized gain (loss) on investments	(2.66)	3.51	0.94	1.99
Total from investment operations	(2.65)	3.53	1.03	2.07
Less distributions
From net investment income	(0.02)	(0.10)	(0.10)	—
From net realized gain	(1.43)	(0.74)	(0.40)	—
Total distributions	(1.45)	(0.84)	(0.50)	—
Net asset value, end of period	$11.19	$15.29	$12.60	$12.07
Total return (%)[4]	(19.15)[5]	28.85	8.70	20.70[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.93	0.97	1.01[7]
Expenses including reductions	0.85[7]	0.85	0.85	0.85[7]
Net investment income	0.14[7]	0.16	0.79	0.82[7]
Portfolio turnover (%)	17	43	58	59

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$15.29	$12.60	$12.08	$10.00
Net investment income[3]	0.01	0.03	0.09	0.09
Net realized and unrealized gain (loss) on investments	(2.66)	3.49	0.93	1.99
Total from investment operations	(2.65)	3.52	1.02	2.08
Less distributions
From net investment income	(0.02)	(0.09)	(0.10)	—
From net realized gain	(1.43)	(0.74)	(0.40)	—
Total distributions	(1.45)	(0.83)	(0.50)	—
Net asset value, end of period	$11.19	$15.29	$12.60	$12.08
Total return (%)[4]	(19.15)[5]	28.86	8.62	20.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$306	$398	$332	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.92	0.96	1.00[6]
Expenses including reductions	0.84[6]	0.84	0.84	0.84[6]
Net investment income	0.15[6]	0.18	0.78	0.88[6]
Portfolio turnover (%)	17	43	58	59

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
20	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$14,400,985	$10,625,207	$3,775,778	—
France	18,912,331	—	18,912,331	—
Germany	12,422,136	—	12,422,136	—
Ireland	6,993,316	6,993,316	—	—
Luxembourg	4,723,947	—	4,723,947	—
Netherlands	6,068,488	6,068,488	—	—
Sweden	7,557,479	—	7,557,479	—
Switzerland	15,929,521	6,696,993	9,232,528	—
United Kingdom	11,250,724	11,250,724	—	—
United States	196,215,139	196,215,139	—	—
Preferred securities	6,226,381	—	6,226,381	—
Short-term investments	15,410,087	15,410,087	—	—
Total investments in securities	$316,110,534	$253,259,954	$62,850,580	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $12,648,081 and received $15,410,858 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
22	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,521.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average daily net assets and (c) 0.790% of the next $500 million of the fund’s aggregate average daily net assets. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, on an annualized basis, and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class, on an annualized basis. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the
24	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$549
Class C	347
Class I	325
Class	Expense reduction
Class R6	$32
Class NAV	101,908
Total	$103,161

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,339 for the six months ended April 30, 2022. Of this amount, $549 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,790 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	25

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,913	$863
Class C	4,918	554
Class I	—	485
Class R6	—	5
Total	$6,831	$1,907
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,500,000	1	0.535%	($22)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	51,728	$682,242	36,013	$525,062
Distributions reinvested	9,555	131,664	4,043	54,579
Repurchased	(15,786)	(195,536)	(17,496)	(255,777)
Net increase	45,497	$618,370	22,560	$323,864
Class C shares
Sold	473	$6,000	50,074	$739,871
Distributions reinvested	7,647	103,698	1,326	17,762
Repurchased	(7,489)	(92,605)	(6,148)	(86,749)
Net increase	631	$17,093	45,252	$670,884
26	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	84,626	$1,136,756	22,812	$343,026
Distributions reinvested	2,606	36,015	279	3,763
Repurchased	(39,133)	(485,487)	—	—
Net increase	48,099	$687,284	23,091	$346,789
Class R6 shares
Sold	450	$6,000	723	$10,500
Distributions reinvested	329	4,546	137	1,856
Net increase	779	$10,546	860	$12,356
Class NAV shares
Sold	2,834	$43,401	387,290	$5,722,008
Distributions reinvested	2,651,257	36,666,879	1,610,727	21,760,929
Repurchased	(1,299,794)	(19,459,010)	(2,322,838)	(33,813,424)
Net increase (decrease)	1,354,297	$17,251,270	(324,821)	$(6,330,487)
Total net increase (decrease)	1,449,303	$18,584,563	(233,058)	$(4,976,594)
Affiliates of the fund owned 57% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $59,385,038 and $75,210,897, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 98.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	49.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.3%
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	27

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	22.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,541,240	$249,618	$15,434,608	$(273,366)	$(15)	$(758)	$620	—	$15,410,087

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Thematic Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	29

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
30	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Hans Peter Portner, CFA
Gertjan van der Geer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182000	471SA 4/22
12/2021

Semiannual report
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
The Toronto-Dominion Bank	4.1
Microsoft Corp.	4.0
Teleperformance	3.3
Macquarie Group, Ltd.	3.2
DBS Group Holdings, Ltd.	3.2
iShares Core MSCI Total International Stock ETF	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Bank of Montreal	2.8
Novo Nordisk A/S, B Shares	2.8
AstraZeneca PLC, ADR	2.8
TOTAL	32.0
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
Canada	16.7
United Kingdom	13.9
France	9.9
United States	8.3
Switzerland	7.3
Germany	6.6
Netherlands	5.8
Australia	4.9
Singapore	3.2
Sweden	3.1
TOTAL	79.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (4-17-19)	6-month	Since inception (4-17-19)
Class A1	-22.24	8.97	-29.30	29.83
Class C1	-19.38	10.02	-26.47	33.66
Class I1,2	-17.95	11.12	-25.52	37.77
Class R6[1,2]	-17.94	11.20	-25.54	38.05
Class NAV[2]	-17.86	11.24	-25.46	38.20
Index†	-16.23	5.29	-18.00	16.97
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.29	2.04	1.04	0.93	0.92
Net (%)	1.20	1.95	0.95	0.84	0.83
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI ACWI ex USA Growth Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Dynamic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI ACWI ex USA Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	4-17-19	13,366	13,366	11,697
Class I1,2	4-17-19	13,777	13,777	11,697
Class R6[1,2]	4-17-19	13,805	13,805	11,697
Class NAV[2]	4-17-19	13,820	13,820	11,697
The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$744.00	$5.15	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	740.90	8.37	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	744.80	4.07	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	744.60	3.63	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	745.40	3.59	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 91.3%		$298,059,191
(Cost $317,798,198)
Australia 4.9%		16,029,089
Macquarie Group, Ltd.	73,731	10,614,527
Woodside Petroleum, Ltd.	248,876	5,414,562
Canada 16.7%		54,655,271
Bank of Montreal (A)	86,600	9,182,101
Canadian National Railway Company	76,200	8,961,426
Dollarama, Inc.	76,800	4,269,689
Loblaw Companies, Ltd.	75,100	6,869,576
Nutrien, Ltd.	75,900	7,458,542
TELUS Corp.	182,500	4,565,874
The Toronto-Dominion Bank	184,800	13,348,063
China 0.4%		1,265,475
Contemporary Amperex Technology Company, Ltd., Class A	20,700	1,265,475
Denmark 2.8%		9,173,628
Novo Nordisk A/S, B Shares	80,311	9,173,628
France 9.9%		32,229,820
Gaztransport Et Technigaz SA	17,723	2,110,434
Hermes International	3,521	4,341,605
LVMH Moet Hennessy Louis Vuitton SE	14,699	9,512,264
Sartorius Stedim Biotech	17,231	5,638,496
Teleperformance	29,609	10,627,021
Germany 6.3%		20,427,902
Bayer AG	67,307	4,433,593
CTS Eventim AG & Company KGaA (B)	82,880	5,688,572
Deutsche Boerse AG	31,407	5,467,801
Hensoldt AG	173,720	4,837,936
Hong Kong 0.0%		160,177
Techtronic Industries Company, Ltd.	12,000	160,177
Ireland 1.5%		4,945,629
ICON PLC (B)	21,863	4,945,629
Israel 2.0%		6,483,097
Check Point Software Technologies, Ltd. (B)	51,335	6,483,097
Italy 1.7%		5,427,970
Amplifon SpA	93,309	3,722,558
Davide Campari-Milano NV	151,146	1,705,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	9

	Shares	Value
Japan 2.8%		$9,115,983
BayCurrent Consulting, Inc.	3,780	1,239,339
Recruit Holdings Company, Ltd.	47,500	1,723,377
Sony Group Corp.	71,300	6,153,267
Netherlands 5.8%		18,792,188
Adyen NV (B)(C)	1,783	2,990,621
ASML Holding NV	13,867	7,870,075
Universal Music Group NV	147,959	3,433,606
Wolters Kluwer NV	44,541	4,497,886
Singapore 3.2%		10,526,689
DBS Group Holdings, Ltd.	433,900	10,526,689
South Korea 2.3%		7,527,966
Kia Corp.	64,527	4,232,344
Samsung Electronics Company, Ltd.	61,839	3,295,622
Sweden 3.1%		10,122,771
Atlas Copco AB, A Shares	44,848	2,033,268
Epiroc AB, A Shares	259,667	5,264,245
EQT AB	99,826	2,825,258
Switzerland 7.3%		23,983,931
Alcon, Inc. (A)	64,500	4,593,045
Lonza Group AG	7,059	4,162,229
Nestle SA	54,195	6,996,254
Straumann Holding AG	22,010	2,594,795
Zurich Insurance Group AG	12,383	5,637,608
Taiwan 1.4%		4,448,559
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	47,870	4,448,559
United Kingdom 13.9%		45,380,267
Anglo American PLC	84,852	3,758,180
Ashtead Group PLC	54,345	2,810,031
AstraZeneca PLC, ADR	137,640	9,139,296
BAE Systems PLC	604,513	5,583,681
Croda International PLC	57,695	5,603,718
Diageo PLC	117,656	5,869,723
London Stock Exchange Group PLC	54,481	5,371,378
Shell PLC	269,846	7,244,260
United States 5.2%		17,046,354
Microsoft Corp.	46,656	12,947,973
NVIDIA Corp.	4,174	774,152
ServiceNow, Inc. (B)	6,953	3,324,229
10	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Uruguay 0.1%		$316,425

Globant SA (B)	1,465	316,425
Preferred securities 0.3%		$937,719
(Cost $1,265,892)
Germany 0.3%		937,719

Volkswagen AG	6,055	937,719
Exchange-traded funds 3.1%		$10,154,809
(Cost $11,565,584)
iShares Core MSCI EAFE ETF	8,000	518,480
iShares Core MSCI Total International Stock ETF	154,900	9,636,329

	Yield (%)	Shares	Value
Short-term investments 2.7%			$8,654,141
(Cost $8,654,403)
Short-term funds 2.7%			8,654,141
John Hancock Collateral Trust (D)	0.3773(E)	865,544	8,654,141

Total investments (Cost $339,284,077) 97.4%	$317,805,860
Other assets and liabilities, net 2.6%	8,545,242
Total net assets 100.0%	$326,351,102

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-22.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $340,047,090. Net unrealized depreciation aggregated to $22,241,230, of which $4,671,490 related to gross unrealized appreciation and $26,912,720 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $330,629,674) including $8,345,718 of securities loaned	$309,151,719
Affiliated investments, at value (Cost $8,654,403)	8,654,141
Total investments, at value (Cost $339,284,077)	317,805,860
Cash	15,456,184
Foreign currency, at value (Cost $506,899)	506,952
Dividends and interest receivable	688,160
Receivable for fund shares sold	170,446
Receivable for investments sold	3,988,183
Other assets	70,428
Total assets	338,686,213
Liabilities
Payable for investments purchased	3,258,512
Payable for fund shares repurchased	317,581
Payable upon return of securities loaned	8,655,185
Payable to affiliates
Investment management fees	4,240
Accounting and legal services fees	17,660
Transfer agent fees	5,907
Trustees’ fees	123
Other liabilities and accrued expenses	75,903
Total liabilities	12,335,111
Net assets	$326,351,102
Net assets consist of
Paid-in capital	$345,040,938
Total distributable earnings (loss)	(18,689,836)
Net assets	$326,351,102

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($12,910,450 ÷ 1,316,544 shares)[1]	$9.81
Class C ($217,730 ÷ 22,846 shares)[1]	$9.53
Class I ($45,866,458 ÷ 4,637,494 shares)	$9.89
Class R6 ($18,491,518 ÷ 1,865,171 shares)	$9.91
Class NAV ($248,864,946 ÷ 25,082,976 shares)	$9.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$2,202,046
Interest	186,197
Securities lending	3,055
Less foreign taxes withheld	(241,785)
Total investment income	2,149,513
Expenses
Investment management fees	1,319,420
Distribution and service fees	19,125
Accounting and legal services fees	23,178
Transfer agent fees	26,020
Trustees’ fees	2,437
Custodian fees	52,955
State registration fees	32,214
Printing and postage	9,364
Professional fees	31,487
Other	11,448
Total expenses	1,527,648
Less expense reductions	(130,437)
Net expenses	1,397,211
Net investment income	752,302
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,950,274
Affiliated investments	(2,289)
Capital gain distributions received from affiliated investments	938
2,948,923
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(100,885,553)
Affiliated investments	(3)
(100,885,556)
Net realized and unrealized loss	(97,936,633)
Decrease in net assets from operations	$(97,184,331)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$752,302	$(37,417)
Net realized gain	2,948,923	82,765,774
Change in net unrealized appreciation (depreciation)	(100,885,556)	14,545,932
Increase (decrease) in net assets resulting from operations	(97,184,331)	97,274,289
Distributions to shareholders
From earnings
Class A	(3,661,761)	(414,774)
Class C	(87,201)	(8,541)
Class I	(4,601,374)	(629,246)
Class R6	(22,841)	(4,060)
Class NAV	(64,585,936)	(14,085,853)
Total distributions	(72,959,113)	(15,142,474)
From fund share transactions	175,850,725	(8,848,861)
Total increase	5,707,281	73,282,954
Net assets
Beginning of period	320,643,821	247,360,867
End of period	$326,351,102	$320,643,821
14	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.37	$13.24	$10.48	$10.09
Net investment loss[3]	—[4]	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.61)	5.01	2.82	0.41
Total from investment operations	(3.61)	4.95	2.76	0.39
Less distributions
From net investment income	—	—	—[4]	—
From net realized gain	(3.95)	(0.82)	—	—
Total distributions	(3.95)	(0.82)	—	—
Net asset value, end of period	$9.81	$17.37	$13.24	$10.48
Total return (%)[5,6]	(25.60)[7]	38.72	26.39	3.87[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$15	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[8]	1.29	1.32	1.33[8]
Expenses including reductions	1.19[8]	1.20	1.20	1.20[8]
Net investment income (loss)	0.07[8]	(0.35)	(0.50)	(0.31)[8]
Portfolio turnover (%)	57	133	135	48

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class A shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.05	$13.10	$10.44	$10.09
Net investment loss[3]	(0.05)	(0.19)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.52)	4.96	2.80	0.39
Total from investment operations	(3.57)	4.77	2.66	0.35
Less distributions
From net realized gain	(3.95)	(0.82)	—	—
Net asset value, end of period	$9.53	$17.05	$13.10	$10.44
Total return (%)[4,5]	(25.91)[6]	37.71	25.48	3.47[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02[8]	2.04	2.07	2.08[8]
Expenses including reductions	1.94[8]	1.95	1.95	1.95[8]
Net investment loss	(0.76)[8]	(1.18)	(1.21)	(0.75)[8]
Portfolio turnover (%)	57	133	135	48

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class C shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.46	$13.27	$10.50	$10.09
Net investment income (loss)[3]	0.04	(0.02)	—[4]	0.02
Net realized and unrealized gain (loss) on investments	(3.66)	5.03	2.79	0.38
Total from investment operations	(3.62)	5.01	2.79	0.40
Less distributions
From net investment income	—	—	(0.02)	—
From net realized gain	(3.95)	(0.82)	—	—
Total distributions	(3.95)	(0.82)	(0.02)	—
Net asset value, end of period	$9.89	$17.46	$13.27	$10.50
Total return (%)[5]	(25.52)[6]	39.11	26.64	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$17	$9	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[8]	1.04	1.08	1.08[8]
Expenses including reductions	0.94[8]	0.95	0.95	0.95[8]
Net investment income (loss)	0.63[8]	(0.12)	0.01	0.31[8]
Portfolio turnover (%)	57	133	135	48

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class I shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.49	$13.28	$10.50	$10.09
Net investment income (loss)[3]	0.08	—[4]	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(3.71)	5.03	2.82	0.39
Total from investment operations	(3.63)	5.03	2.81	0.41
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(3.95)	(0.82)	—	—
Total distributions	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$9.91	$17.49	$13.28	$10.50
Total return (%)[5]	(25.54)[6]	39.23	26.82	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[8]	0.93	0.96	0.98[8]
Expenses including reductions	0.84[8]	0.84	0.84	0.84[8]
Net investment income (loss)	1.56[8]	—[9]	(0.07)	0.45[8]
Portfolio turnover (%)	57	133	135	48

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
18	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.50	$13.28	$10.50	$10.00
Net investment income[3]	0.03	—[4]	—[4]	0.03
Net realized and unrealized gain (loss) on investments	(3.66)	5.04	2.81	0.47
Total from investment operations	(3.63)	5.04	2.81	0.50
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(3.95)	(0.82)	—	—
Total distributions	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$9.92	$17.50	$13.28	$10.50
Total return (%)[5]	(25.46)[6]	39.13	26.92	5.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$249	$288	$232	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.92	0.95	0.96[7]
Expenses including reductions	0.83[7]	0.83	0.83	0.83[7]
Net investment income (loss)	0.44[7]	0.01	(0.03)	0.62[7]
Portfolio turnover (%)	57	133	135	48

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
20	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$16,029,089	—	$16,029,089	—
Canada	54,655,271	$54,655,271	—	—
China	1,265,475	—	1,265,475	—
Denmark	9,173,628	—	9,173,628	—
France	32,229,820	—	32,229,820	—
Germany	20,427,902	—	20,427,902	—
Hong Kong	160,177	—	160,177	—
Ireland	4,945,629	4,945,629	—	—
Israel	6,483,097	6,483,097	—	—
Italy	5,427,970	—	5,427,970	—
Japan	9,115,983	—	9,115,983	—
Netherlands	18,792,188	—	18,792,188	—
Singapore	10,526,689	—	10,526,689	—
South Korea	7,527,966	—	7,527,966	—
Sweden	10,122,771	—	10,122,771	—
Switzerland	23,983,931	4,593,045	19,390,886	—
Taiwan	4,448,559	4,448,559	—	—
United Kingdom	45,380,267	9,139,296	36,240,971	—
United States	17,046,354	17,046,354	—	—
Uruguay	316,425	316,425	—	—
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$937,719	—	$937,719	—
Exchange-traded funds	10,154,809	$10,154,809	—	—
Short-term investments	8,654,141	8,654,141	—	—
Total investments in securities	$317,805,860	$120,436,626	$197,369,234	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $8,345,718 and received $8,655,185 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
22	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,417.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund’s average daily net assets; and (b) 0.750% of the fund’s average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,699
Class C	128
Class I	11,803
Class	Expense reduction
Class R6	$2,061
Class NAV	110,746
Total	$130,437

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.73% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,281 for the six months ended April 30, 2022. Of this amount, $1,117 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,164 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$17,564	$7,918
Class C	1,561	176
Class I	—	17,630
Class R6	—	296
Total	$19,125	$26,020
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	372,886	$4,691,345	591,752	$9,212,409
Distributions reinvested	294,255	3,660,538	29,168	414,774
Repurchased	(208,565)	(2,489,203)	(204,626)	(3,169,719)
Net increase	458,576	$5,862,680	416,294	$6,457,464
Class C shares
Sold	4,103	$52,546	49,721	$807,191
Distributions reinvested	7,189	87,201	320	4,496
Repurchased	(23,938)	(356,731)	(26,075)	(392,673)
Net increase (decrease)	(12,646)	$(216,984)	23,966	$419,014
Class I shares
Sold	3,903,887	$45,611,542	755,860	$12,499,725
Distributions reinvested	366,936	4,601,374	44,127	629,246
Repurchased	(582,778)	(6,744,777)	(553,824)	(8,970,125)
Net increase	3,688,045	$43,468,139	246,163	$4,158,846
Class R6 shares
Sold	1,859,398	$20,528,489	721	$11,542
Distributions reinvested	260	3,273	1	15
Repurchased	(173)	(1,903)	(10)	(162)
Net increase	1,859,485	$20,529,859	712	$11,395
26	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,699,840	$45,556,602	3,502,229	$53,111,398
Distributions reinvested	5,138,102	64,585,936	986,404	14,085,853
Repurchased	(243,331)	(3,935,507)	(5,461,152)	(87,092,831)
Net increase (decrease)	8,594,611	$106,207,031	(972,519)	$(19,895,580)
Total net increase (decrease)	14,588,071	$175,850,725	(285,384)	$(8,848,861)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $275,035,629 and $186,470,950, respectively, for the six months ended April 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 76.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.20%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.60%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.70%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	865,544	$6,736,135	$31,527,358	$(29,607,060)	$(2,289)	$(3)	$3,055	$938	$8,654,141

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Dynamic Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Axiom Investors LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
28	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective April 1, 2022, Dean Bumbaca, CFA, was added as an associate portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Axiom Investors LLC
Portfolio Managers
Bradley Amoils
Dean Bumbaca, CFA1
Andrew Jacobson, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182023	474SA 4/22
6/2022

Semiannual report
John Hancock
Global Environmental Opportunities Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Environmental Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing primarily in Environmental Companies.1
TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
1The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Republic Services, Inc.	4.5
American Water Works Company, Inc.	3.9
Thermo Fisher Scientific, Inc.	3.9
Waste Connections, Inc.	3.4
Agilent Technologies, Inc.	3.3
West Fraser Timber Company, Ltd.	3.2
Danaher Corp.	3.1
Westrock Company	2.9
SolarEdge Technologies, Inc.	2.9
Waste Management, Inc.	2.7
TOTAL	33.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
United States	58.6
France	5.3
Japan	4.6
Netherlands	3.4
Germany	3.3
Switzerland	3.2
Canada	3.2
Ireland	3.0
Israel	2.9
Denmark	2.8
TOTAL	90.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Cumulative total returns (%) with maximum sales charge
	6-month	Since inception (7-21-21)
Class A	-22.71	-17.57
Class C	-19.78	-14.56
Class I1	-18.63	-13.10
Class R6[1]	-18.54	-13.00
Index†	-11.63	-7.31
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.68	2.43	1.43	1.33
Net (%)	1.20	1.95	0.95	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI ACWI.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Environmental Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI ACWI.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	7-21-21	8,544	8,630	9,269
Class I1	7-21-21	8,690	8,690	9,269
Class R6[1]	7-21-21	8,700	8,700	9,269
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
6	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$813.50	$5.40	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	810.30	8.75	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	813.70	4.27	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R6	Actual expenses/actual returns	1,000.00	814.60	3.82	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 95.2%		$8,373,397
(Cost $9,314,606)
Canada 3.2%		281,956
West Fraser Timber Company, Ltd.	3,208	281,956
Denmark 2.8%		244,673
Orsted A/S (A)	1,953	216,061
Vestas Wind Systems A/S	1,122	28,612
Finland 1.7%		147,971
Stora Enso OYJ, R Shares	7,519	147,971
France 5.3%		468,360
Dassault Systemes SE	2,307	102,026
Legrand SA	2,175	192,736
Schneider Electric SE	1,210	173,598
Germany 3.3%		289,656
Infineon Technologies AG	6,738	191,247
Symrise AG	827	98,409
Ireland 3.0%		266,903
Aptiv PLC (B)	798	84,907
Smurfit Kappa Group PLC	4,307	181,996
Israel 2.9%		249,909
SolarEdge Technologies, Inc. (B)	998	249,909
Japan 4.6%		403,807
Keyence Corp.	400	160,802
Nidec Corp.	600	38,789
Shimano, Inc.	200	35,437
Tokyo Electron, Ltd.	400	168,779
Luxembourg 1.2%		106,983
Eurofins Scientific SE	1,147	106,983
Netherlands 3.4%		302,579
ASML Holding NV	306	173,667
Signify NV (A)	3,047	128,912
Sweden 2.0%		175,338
Hexagon AB, B Shares	13,589	175,338
Switzerland 3.2%		283,996
Givaudan SA	37	147,057
SIG Group AG (B)	6,541	136,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	9

	Shares	Value
United States 58.6%		$5,151,266
A.O. Smith Corp.	2,253	131,643
AECOM	2,483	175,200
Agilent Technologies, Inc.	2,404	286,725
American Water Works Company, Inc.	2,257	347,759
ANSYS, Inc. (B)	540	148,873
Applied Materials, Inc.	1,565	172,698
Autodesk, Inc. (B)	469	88,772
Cadence Design Systems, Inc. (B)	1,452	219,034
Danaher Corp.	1,085	272,476
Eaton Corp. PLC	1,262	183,015
Ecolab, Inc.	818	138,520
Equinix, Inc.	275	197,747
International Paper Company	3,206	148,374
Johnson Controls International PLC	3,864	231,338
ON Semiconductor Corp. (B)	3,006	156,643
PTC, Inc. (B)	945	107,928
Republic Services, Inc.	2,924	392,605
Synopsys, Inc. (B)	791	226,851
Tetra Tech, Inc.	1,474	205,299
Thermo Fisher Scientific, Inc.	624	345,022
Waste Connections, Inc.	2,139	295,118
Waste Management, Inc.	1,455	239,260
Westrock Company	5,156	255,377
Xylem, Inc.	2,298	184,989

Total investments (Cost $9,314,606) 95.2%	$8,373,397
Other assets and liabilities, net 4.8%	424,794
Total net assets 100.0%	$8,798,191

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $9,315,695. Net unrealized depreciation aggregated to $942,298, of which $262,319 related to gross unrealized appreciation and $1,204,617 related to gross unrealized depreciation.
10	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,314,606)	$8,373,397
Cash	397,017
Foreign currency, at value (Cost $7,531)	7,353
Dividends and interest receivable	10,198
Receivable for investments sold	41,724
Receivable from affiliates	9,893
Other assets	86,880
Total assets	8,926,462
Liabilities
Payable for investments purchased	89,488
Payable to affiliates
Accounting and legal services fees	453
Transfer agent fees	85
Trustees’ fees	72
Other liabilities and accrued expenses	38,173
Total liabilities	128,271
Net assets	$8,798,191
Net assets consist of
Paid-in capital	$10,145,577
Total distributable earnings (loss)	(1,347,386)
Net assets	$8,798,191

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($83,304 ÷ 9,600 shares)[1]	$8.68
Class C ($103,958 ÷ 12,052 shares)[1]	$8.63
Class I ($43,454 ÷ 5,000 shares)	$8.69
Class R6 ($8,567,475 ÷ 985,000 shares)	$8.70
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$49,448
Interest	70
Less foreign taxes withheld	(2,022)
Total investment income	47,496
Expenses
Investment management fees	41,018
Distribution and service fees	851
Accounting and legal services fees	625
Transfer agent fees	628
Trustees’ fees	25
Custodian fees	9,424
State registration fees	49,101
Printing and postage	9,400
Professional fees	140,199
Other	9,454
Total expenses	260,725
Less expense reductions	(216,964)
Net expenses	43,761
Net investment income	3,735
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(379,165)
(379,165)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,671,157)
(1,671,157)
Net realized and unrealized loss	(2,050,322)
Decrease in net assets from operations	$(2,046,587)
12	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Period ended 10-31-21[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,735	$(11,275)
Net realized loss	(379,165)	(35,742)
Change in net unrealized appreciation (depreciation)	(1,671,157)	729,342
Increase (decrease) in net assets resulting from operations	(2,046,587)	682,325
From fund share transactions	82,325	10,080,128
Total increase (decrease)	(1,964,262)	10,762,453
Net assets
Beginning of period	10,762,453	—
End of period	$8,798,191	$10,762,453

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.67	$10.00
Net investment loss[3]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.96)	0.69
Total from investment operations	(1.99)	0.67
Net asset value, end of period	$8.68	$10.67
Total return (%)[4,5]	(18.65)[6]	6.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.49[8]	3.99[9]
Expenses including reductions	1.20[8]	1.22[9]
Net investment loss	(0.57)[8]	(0.73)[8]
Portfolio turnover (%)	25	7

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
14	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-22[1]	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.65	$10.00
Net investment loss[3]	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.97)	0.69
Total from investment operations	(2.02)	0.65
Net asset value, end of period	$8.63	$10.65
Total return (%)[4,5]	(18.97)[6]	6.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.25[8]	4.74[9]
Expenses including reductions	1.95[8]	1.97[9]
Net investment loss	(1.01)[8]	(1.52)[8]
Portfolio turnover (%)	25	7

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	15

CLASS I SHARES Period ended	4-30-22[1]	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.68	$10.00
Net investment loss[3]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	(1.99)	0.69
Total from investment operations	(1.99)	0.68
Net asset value, end of period	$8.69	$10.68
Total return (%)[5]	(18.63)[6]	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.25[8]	3.74[9]
Expenses including reductions	0.95[8]	0.97[9]
Net investment loss	—[8,10]	(0.48)[8]
Portfolio turnover (%)	25	7

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Less than 0.005%.
16	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.68	$10.00
Net investment loss[3]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	(1.98)	0.69
Total from investment operations	(1.98)	0.68
Net asset value, end of period	$8.70	$10.68
Total return (%)[5]	(18.54)[6]	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	5.14[7]	3.64[8]
Expenses including reductions	0.85[7]	0.86[8]
Net investment income (loss)	0.10[7]	(0.37)[7]
Portfolio turnover (%)	25	7

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
18	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$281,956	$281,956	—	—
Denmark	244,673	—	$244,673	—
Finland	147,971	—	147,971	—
France	468,360	—	468,360	—
Germany	289,656	—	289,656	—
Ireland	266,903	84,907	181,996	—
Israel	249,909	249,909	—	—
Japan	403,807	—	403,807	—
Luxembourg	106,983	—	106,983	—
Netherlands	302,579	—	302,579	—
Sweden	175,338	—	175,338	—
Switzerland	283,996	—	283,996	—
United States	5,151,266	5,151,266	—	—
Total investments in securities	$8,373,397	$5,768,038	$2,605,359	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $1,397.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
20	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2021, the fund has a short-term capital loss carryforward of $29,052 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and net operating losses.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	21

0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust), Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,128
Class C	2,540
Class I	1,056
Class	Expense reduction
Class R6	$208,240
Total	$216,964

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
22	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22 for the six months ended April 30, 2022. Of this amount, $4 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$257	$115
Class C	594	67
Class I	—	27
Class R6	—	419
Total	$851	$628
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the period ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Period ended 10-31-21[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	39,206	$432,625	5,487	$55,131
Repurchased	(35,093)	(350,701)	—	—
Net increase	4,113	$81,924	5,487	$55,131
Class C shares
Sold	184	$2,001	12,137	$126,000
Repurchased	(174)	(1,600)	(95)	(1,003)
Net increase	10	$401	12,042	$124,997
Class I shares[2]
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R6 shares[3]
Sold	—	—	985,000	$9,850,000
Net increase	—	—	985,000	$9,850,000
Total net increase	4,123	$82,325	1,007,529	$10,080,128

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	There were no share transactions for Class I for the six months ended April 30, 2022.
[3]	There were no share transactions for Class R6 for the six months ended April 30, 2022.
Affiliates of the fund owned 52%, 42%, 100%, and 100% of shares of Class A, Class C, Class I, and Class R6, respectively, on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,389,997 and $2,492,320, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
24	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying, and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Environmental Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
26	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Luciano Diana
Yi Du
Gabriel Micheli, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2184115	482SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	June 6, 2022
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	June 6, 2022